SEMI-ANNUAL REPORT

FEBRUARY 28, 2002

[Logo of Hibernia Funds]

Hibernia Capital Appreciation Fund
Class A Shares
Class B Shares

Hibernia Louisiana Municipal Income Fund
Class A Shares
Class B Shares

Hibernia Mid Cap Equity Fund
Class A Shares
Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund
Class A Shares
Class B Shares

Hibernia U.S. Treasury Money Market Fund

Table of Contents

President's Message	1
Management Discussion & Analysis	2
Portfolio of Investments	9
Notes to Portfolio of Investments	27
Statements of Assets and Liabilities	28
Statements of Operations	30
Statements of Changes in Net Assets	32
Financial Highlights	36
Combined Notes to Financial Statements	40
  Shares of Hibernia Funds are not deposits or obligations of Hibernia National Bank or its affiliates, are not endorsed or guaranteed by Hibernia National Bank or its affiliates, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
  Investment in the shares of Hibernia Funds involves investment risks, including the possible loss of principal amount invested.
  An investment in Hibernia Cash Reserve Fund and Hibernia U.S. Treasury Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

President's Message

Dear Shareholder:

I'm pleased to present the Semi-Annual Report to Shareholders for the Hibernia Funds. This Report covers the activity of the Hibernia Funds over the six-month reporting period from September 1, 2001 through February 28, 2002. It includes an interview with each fund's portfolio manager, as well as a complete list of portfolio holdings and financial statements for each fund.

While the reporting period under review was a flat one for stocks, it represents an improvement compared to the highly negative returns of the recent past. The S&P 500 was down 1.67%, the S&P Mid Cap 400 was up 2.89% and the S&P Small Cap 600 was up 3.47%. In this environment, the Hibernia Capital Appreciation Fund and Hibernia Mid Cap Equity Fund also recorded flat returns, but turned in competitive results for the reporting period compared to their benchmarks.

Fixed income portfolios also continued to record positive returns, although not as strong as in the past. The Hibernia Total Return Bond Fund, Hibernia Louisiana Municipal Income Fund and Hibernia U.S. Government Income Fund, in addition to providing high levels of income, continued to add a level of diversification to an investor's stock portfolio.

And, our money market funds continue to provide a highly conservative haven where your cash can earn a competitive level of income on a daily basis.

After a period of economic turmoil that has caused considerable pain for stock investors, signs may be pointing toward a recovery. As the markets digest the data, we urge you to continue to keep a long-term perspective when evaluating your stock investments. Times that try investors' patience are frequently followed by times that reward patience.

Thank you for keeping your money working in the key financial markets through the professional management and diversification of the Hibernia Funds. We're committed to providing you with the highest level of service as we keep you up-to-date on your investment progress.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President,
April 15, 2002

Management Discussion & Analysis

Hibernia Capital Appreciation Fund
Semi-Annual Report/6-month period from September 1, 2001 through February 28, 2002

Q. What is your review of the six-month reporting period ended February 28, 2002, which saw a flat return from an improving market?

A. The most important thing that took place during this period was the recovery that the stock market made after the September 11, 2001 tragedy. We believe that this is an indication that the bear market has ended.

Q. In this environment, what was the fund's total return for the reporting period?

A. The fund's Class A Shares had a total return of(0.16)% for the reporting period ended February 28, 2002 on a net asset value basis.* The Standard & Poor's 500 Index had a return of(1.67)% for the same period.**

Q. Does the positive economic data we've been seeing point to the beginning of an economic recovery?

A. We anticipate that the positive economic data that has come forth will continue and an economic recovery may be well under way.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return, based on offering price, for Class A Shares was(4.65)% for the reporting period. Total returns, based on net asset value and redemption value, for Class B Shares was(0.57)%, and(5.79)%, respectively, for the reporting period. The maximum sales charge is 4.50% for Class A Shares. The maximum contingent deferred sales charge is 5.50% for Class B Shares.

** The Standard & Poor's 500 Index: is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments can not be made in an index.

Hibernia Louisiana Municipal Income Fund
Semi-Annual Report/6-month period from September 1, 2001 through February 28, 2002

Q. What was the environment for municipal bonds during the first half of the fund's fiscal year?

A. Municipal bond prices slipped modestly during the six month period ended February 28, 2002. The impending recovery in the US economy and also the US stock market dampened investor enthusiasm for all fixed income securities.

Q. How did the fund perform on a total return and income basis?

A. The fund's Class A Shares experienced a total rate of return on a net asset value basis for the reporting period of 1.72%. The distributed income dividend return during the period was 2.34%, while the NAV declined(0.62)%.

Q. What is your outlook for municipal securities for the rest of the year?

A. The outlook for the municipal bond market for the remainder of 2002 is mixed. Inflation should remain subdued, which is very positive, but the economic recovery and better equity markets will likely keep investors focused away from bonds. After two consecutive years of strong municipal bond returns, this year will probably be one in which the bond market pauses.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return, based on offering price, was(1.32)%, for the reporting period, for Class A Shares. Total returns, based on net asset value and redemption value, for Class B Shares since the share class began operation on 10/31/2001 through 2/28/2002 was 0.37% and(5.08)%, respectively, for the reporting period. The maximum sales charge is 3.00% for Class A Shares. The maximum contingent deferred sales charge is 5.50% for Class B Shares. As of February 28, 2002, the fund's 30-day SEC yield for Class A Shares was 3.81% based on offering price and 3.93% based on net asset value. The 30-day SEC yield for Class B Shares was 3.09% based on net asset value. Income may be subject to the federal alternative minimum tax.

Total returns, based on net asset value and redemption value, for Class B Shares, which began operation on 10/31/2001, was(0.37)%, and(5.08)%, respectively through 2/28/2002. The maximum contingent deferred sales charge is 5.50% for Class B Shares

Hibernia Mid Cap Equity Fund
Semi-Annual Report/6-month period from September 1, 2001 through February 28, 2002

Q. What are your comments on the improved environment for stocks over the six-month reporting period ended February 28, 2002?

A. The market and the Mid Cap Fund have made a good recovery since the September 11, 2001 tragedy. Improving economics make for a better market environment.

Q. How did the fund perform on a total return basis over the reporting period?

A. The fund's Class A Shares had a total return of 1.18% for the reporting period ended February 28, 2002, on a net asset value basis.* This compared to a 2.89% return for the Standard & Poor's 400 Midcap Index.**

Q. We've been seeing positive data that suggests the beginning of an economic rebound. What are your impressions?

A. We anticipate that the positive economic data that has came forth will continue, and an economic recovery may be well under way.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns based on offering price, for Class A Shares was(3.38)% for the reporting period. Total returns, based on net asset value and redemption value, for Class B Shares was 0.80%, and(4.70)%, respectively, for the reporting period. The maximum sales charge is 4.50% for Class A Shares. The maximum contingent deferred sales charge is 5.50% for Class B Shares.

** The Standard & Poor's 400 Midcap Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Investments cannot be made in an index.

Hibernia Total Return Bond Fund
Semi-Annual Report/6-month period from September 1, 2001 through February 28, 2002

Q. What are your comments on the bond market environment during the six-month reporting period?

A. The fixed income markets were rocked by several major economic events during the six month period ending February 28, 2002. The Enron debacle, the World Trade Towers bombing and the economic recovery created an extremely volatile period in which longer-term interest rates ultimately finished higher. Short-term interest rates remained low however due to the Federal Reserve's desire to stimulate the economy.

Q. How did the fund perform in terms of its income stream and total return?

A. The fund experienced a 0.07% total return during the period. This return was comprised of a 2.72% dividend and a(2.65)% return in the net asset value per share.

Q. Based on market conditions, have you made any adjustments to the fund's allocation among government and corporate bonds?

A. In the improving domestic business environment we believe the best performing fixed income assets will be investment grade corporate bonds and agency mortgage securities. These investments currently offer an attractive yield spread over U.S. Treasuries. We are increasing our exposure to these types of investments.

Q. There are signs that the economy is beginning to rebound. What do you anticipate for the bond market?

A. The U.S. economy is showing definite signs of a rebound. Consumer spending and the housing market remain remarkably strong while the U.S. manufacturing sector is showing real signs of a pickup. The high technology industry still remains sluggish however.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. As of February 28, 2002, the 30-day SEC yield was 4.53% at offering price and 4.67% at net asset value. Total return, based on offering price, was(2.89)% for the reporting period. The maximum sales charge is 3.00% for the fund.

Hibernia U.S. Government Income Fund
Semi-Annual Report/6-month period from September 1, 2001 through February 28, 2002

Q. What are your comments on the bond market, which produced positive returns?

A. Overall bond market performance from the September 1, 2001, through February 28, 2002, reporting period was a mixed bag. Bonds rallied strongly after the terrorist attacks and in conjunction with the dramatic lowering of short-term rates by the Federal Reserve Board. But since then, the bond market has declined in the face of a nascent economic recovery. Broad market averages showed almost no price change for the period, leaving interest income as the only source of return.

Q. On a total return and income basis, how did the fund perform?

A. The fund achieved a total return on a net asset value basis of 2.62% for the six-month reporting period ended February 28, 2002.* The 30-day SEC yield was 4.54% based on offering price and 4.69% based on net asset value.

Q. The economy seems to be picking up steam after an unprecedented series of rate cuts last year helped bond prices increase. What is your outlook for bonds through the year?

A. We anticipate the economy to recover, albeit slowly. In this scenario, bond yields will tend to trend upward. The yield curve is already very steep reflecting the market's positive outlook for the economy. The potential rise in rates will tend to be at the short end.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return, based on offering price, was(0.48)% for the reporting period. The maximum sales charge is 3.00% for the fund.

Hibernia Cash Reserve Fund
Semi-Annual Report/6-month period from September 1, 2001 through February 28, 2002

Q. What are your comments on the short-term marketplace during the fund's six month reporting period ended February 28, 2002?

A. The domestic money markets have been a difficult place to earn any excess yield. As the Federal Open Market Committee(FOMC) lowered overnight rates, rates on all money market instruments fell. Furthermore, supply issues have caused credit spreads to narrow, leaving investors few opportunities to seek higher money market yields.

Q. As a result, where did the 7-day net yield of the fund stand during the reporting period ending February 28, 2002?

A. The 7-day net yield for Class A Shares at the beginning of the reporting period was 2.67% and 0.99% at the end of the six-month reporting period.*

Q. In this rate environment, what was your strategy in terms of the fund's portfolio mix and average maturity during the reporting period?

A. For most of the fiscal year, the average maturity was fairly long, relative to our history, and the portfolio mix has been favoring Top Tier commercial paper with some U.S. Government Agency securities added opportunistically.

Q. With the steep decline in interest rates, money market investors have seen yields decline as well. At this point, do yields have nowhere to go but up?

A. Given that it seems fairly certain that the economy will recover this year, short-term rates are likely to trend upward. This will be tempered by the tepid pace of recovery, which likely will not induce the FOMC to raise rates significantly

* An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Past performance is no guarantee of future results. Yield will vary. The 7-day net yield for Class B Shares was 1.92% at the beginning of the reporting period and 0.74% at the end of the reporting period. Yields quoted for Money Market funds most closely reflect the fund's current earnings.

Hibernia U.S. Treasury Money Market Fund
Semi-Annual Report/6-month period from September 1, 2001 through February 28, 2002

Q. What are your comments on the short-term marketplace during the first half of the fund's fiscal year?

A. For most of this reporting period, rates have been low and have stayed low. After the FOMC pushed rates down so dramatically following the terrorist attacks in September, the money market yield curve flattened and rates have stayed low since then.

Q. As a result, where did the 7-day net yield of Hibernia U.S. Treasury Money Market Fund stand during the reporting period?

A. The 7-day net yield at the beginning of the reporting period was 2.79% and was 1.12% at the end of the reporting period.*

Q. In this declining rate environment, what was your strategy in terms of the fund's portfolio mix and average maturity during the reporting period?

A. For most of the reporting period, the fund's average maturity was longer than we typically maintain it. The mix was evenly balanced between overnight Treasury-backed investments and longer-dated ones.

Q. After a period of severe decline, are short-term rates ready for a rebound?

A. Yes. As the economy rebounds, the trend will likely be for short rates to head higher. That is already evident in 1 year maturity securities so far in 2002.

* An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolio of Investments

Hibernia Funds

February 28, 2002(unaudited)

CAPITAL APPRECIATION FUND

Shares		Value
	COMMON STOCKS--95.4%
	Commercial Services--4.2%
53,600	McGraw-Hill Cos., Inc.	$ 3,526,880
13,200	Omnicom Group, Inc.	1,234,728
232,200	Sysco Corp.	6,866,154

	Total	11,627,762

	Communications--4.7%
163,008	SBC Communications, Inc.	6,168,223
145,670	Verizon Communications, Inc.	6,817,356

	Total	12,985,579

	Consumer Durables--1.0%
86,163	Ford Motor Co.	1,282,105
25,900	General Motors Corp.	1,372,182

	Total	2,654,287

	Consumer Non-Durables--7.4%
52,620	Anheuser-Busch Cos., Inc.	2,675,727
70,745	Coca-Cola Co.	3,352,606
1,594	Colgate-Palmolive Co.	89,232
35,600	Kimberly-Clark Corp.	2,228,560
105,674	PepsiCo, Inc.	5,336,537
55,000	Philip Morris Cos., Inc.	2,896,300
46,041	Procter & Gamble Co.	3,903,816

	Total	20,482,778

	Consumer Services--4.4%
161,940	(1) AOL Time Warner, Inc.	4,016,112
59,800	(1) Tricon Global Restaurants, Inc.	3,535,974
97,400	(1) Viacom, Inc., Class B	4,533,970

	Total	12,086,056

	Electronic Technology--11.6%
101,200	(1) Applied Materials, Inc.	4,399,164
229,020	(1) Cisco Systems, Inc.	3,268,115
25,300	Corning, Inc.	170,269
5,851	(1) Dell Computer Corp.	144,461
143,400	(1) EMC Corp. Mass	1,563,060
86,986	Hewlett-Packard Co.	1,750,158
205,332	Intel Corp.	5,862,229
77,044	International Business Machines Corp.	7,559,557
34,900	Scientific-Atlanta, Inc.	780,713
101,700	(1) Sun Microsystems, Inc.	865,467
56,100	Texas Instruments, Inc.	$ 1,646,535
56,000	United Technologies Corp.	4,085,200

	Total	32,094,928

	Energy Minerals--6.8%
96,208	BP PLC, ADR	4,767,106
6,105	Chevron Corp.	515,506
7,900	Conoco, Inc., Class B	218,514
247,710	Exxon Mobil Corp.	10,230,423
1,300	Kerr-McGee Corp.	71,877
37,507	Royal Dutch Petroleum Co., ADR	1,926,735
37,600	USX-Marathon Group	1,034,000

	Total	18,764,161

	Finance--14.6%
73,450	Ambac Financial Group, Inc.	4,557,572
55,116	AXA SA, ADR	1,016,339
9,395	American Express Co.	342,448
8,400	American International Group, Inc.	621,348
44,900	Bank of America Corp.	2,871,355
7,629	Bank of New York Co., Inc.	287,156
223,707	Citigroup, Inc.	10,122,742
2,655	Fannie Mae	207,754
35,400	Freddie Mac	2,256,396
120,800	Lehman Brothers Holdings, Inc.	6,825,200
25,900	MGIC Investment Corp.	1,738,408
26,400	Marsh & McLennan Cos., Inc.	2,786,520
1,610	Merrill Lynch & Co., Inc.	77,200
50,182	Morgan Stanley, Dean Witter & Co.	2,464,940
6,300	Schwab(Charles) Corp.	82,152
3,275	SunTrust Banks, Inc.	205,637
3,091	Wachovia Corp.	102,714
57,850	Washington Mutual, Inc.	1,881,861
41,200	Wells Fargo & Co.	1,932,280

	Total	40,380,022

	Health Services--0.7%
29,600	Cardinal Health, Inc.	1,956,264

	Health Technology--12.4%
81,581	Abbott Laboratories	4,613,406
5,764	American Home Products Corp.	366,302
122,456	(1) Amgen, Inc.	7,099,999
9,126	Bristol-Myers Squibb Co.	428,922
83,656	Johnson & Johnson	$ 5,094,650
20,080	Lilly(Eli) & Co.	1,520,658
1,480	Medtronic, Inc.	65,919
39,415	Merck & Co., Inc.	2,417,322
190,157	Pfizer, Inc.	7,788,831
141,207	Schering Plough Corp.	4,870,229
912	(1) Zimmer Holdings, Inc.	32,613

	Total	34,298,851

	Industrial Services--1.4%
45,460	El Paso Corp.	1,776,577
34,500	Schlumberger Ltd.	2,008,245

	Total	3,784,822

	Non-Energy Minerals--1.5%
112,802	Alcoa, Inc.	4,237,971

	Process Industries--7.1%
100,750	Ball Corp.	4,260,718
61,716	Dow Chemical Co.	1,930,476
3,663	Du Pont(E.I.) de Nemours & Co.	171,575
345,400	General Electric Co.	13,297,900

	Total	19,660,669

	Producer Manufacturing--0.8%
20,400	Avery Dennison Corp.	1,305,600
3,500	Dover Corp.	138,495
13,400	Emerson Electric Co.	771,706
3,500	Honeywell International, Inc.	133,420

	Total	2,349,221

	Retail Trade--7.1%
5,300	Home Depot, Inc.	265,000
58,550	(1) Safeway, Inc.	2,516,479
41,600	Sears, Roebuck & Co.	2,187,328
172,000	TJX Cos., Inc.	6,530,840
2,016	Target Corp.	84,470
129,400	Wal-Mart Stores, Inc.	8,024,094
2,768	Walgreen Co.	111,384

	Total	19,719,595

Shares or Principal Amount		Value
	Technology Services--6.5%
200,700	Adobe Systems, Inc.	$ 7,301,466
185,011	(1) Microsoft Corp.	10,793,542

	Total	18,095,008

	Transportation--0.0%
12,000	UAL Corp.	153,840

	Utilities--3.2%
100,000	AT&T Corp.	1,554,000
117,400	BellSouth Corp.	4,550,424
4,510	DQE, Inc.	92,455
55,700	DTE Energy Co.	2,307,094
5,502	Duke Energy Corp.	194,221
7,611	NiSource, Inc.	159,755
850	Vodafone Group PLC, ADR	16,150

	Total	8,874,099

	TOTAL COMMON STOCKS(identified cost $163,910,216)	264,205,913

	(2) REPURCHASE AGREEMENT--4.5%
$ 12,386,000	State Street Corp., 1.75%, dated 2/28/2002, due 3/1/2002(at amortized cost)	12,386,000

	TOTAL INVESTMENTS(identified cost $176,296,216)	$ 276,591,913

LOUISIANA MUNICIPAL INCOME FUND

Principal Amount		Credit Rating(4)	Value
	(3) LONG-TERM MUNICIPALS--95.0%
	Louisiana--95.0%
$ 1,000,000	Bossier City, LA, Revenue Bonds, 5.00%(FGIC INS), 12/1/2019	AAA	$ 1,007,330
500,000	Bossier City, LA, Refunding Revenue Bonds, 5.20%(FGIC INS)/(Original Issue Yield: 5.35%), 11/1/2014	AAA	519,535
1,000,000	Calcasieu Parish, LA, IDB, Sales Tax, 5.50%(FSA INS), 11/1/2019	AAA	1,037,110
145,000	East Baton Rouge, LA, Mortgage Finance Authority, Refunding Revenue Bonds, 4.80%(GNMA COL), 10/1/2004	Aaa	152,612
310,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Purchasing Revenue Bonds,(Series B), 5.40%(FNMA and GNMA COL), 10/1/2025	Aaa	311,941
260,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Refunding Revenue Bonds,(Series C), 7.00%, 4/1/2032	Aaa	265,416
750,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.00%(FGIC INS)/(Original Issue Yield: 4.72%), 2/1/2013	AAA	784,515
1,500,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.40%(FGIC INS)/(Original Issue Yield: 5.85%), 2/1/2018	AAA	1,554,015
$ 1,250,000	East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds,(Series ST), 5.90%(FGIC INS), 2/1/2017	AAA	$ 1,315,387
930,000	East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds,(Series ST- A), 4.80%(FGIC INS)/(Original Issue Yield: 5.15%), 2/1/2011	AAA	949,381
500,000	East Baton Rouge Parish, LA, Sales and Use Tax Revenue Bonds,(Series ST), 5.20%(FSA INS)/(Original Issue Yield: 5.65%), 2/1/2017	AAA	509,460
1,000,000	Ernest N. Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax Refunding Bonds,(Series C), 5.50%(MBIA INS)/(Original Issue Yield: 5.58%), 7/15/2018	AAA	1,038,310
1,200,000	Ernest N. Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax Refunding Bonds,(Series C), 5.60%(MBIA INS)/(Original Issue Yield: 5.65%), 7/15/2025	AAA	1,238,604
1,450,000	Greater New Orleans Expressway Commission, LA, Refunding Revenue Bonds, 6.00%(Louisiana Expressway)/(MBIA INS)/(Original Issue Yield: 6.55%), 11/1/2016	AAA	1,513,974
1,300,000	Harahan, LA, Refunding Revenue Bonds, 6.10%, 6/1/2024	AA	1,393,093
$ 100,000	Jefferson, LA, Housing Development Corp., Multifamily Refunding Revenue Bonds,(Series A), 7.375%(Concordia Project)/(FNMA COL)/(Original Issue Yield: 7.544%), 8/1/2005	AAA	$ 101,933
500,000	Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bonds, 5.85%(FNMA and GNMA COL), 12/1/2028	AAA	516,360
2,000,000	Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bonds,(Series A), 6.15%(FNMA and GNMA COL), 6/1/2028	AAA	2,193,480
1,000,000	Jefferson Parish, LA, Hospital Service District No. 2, Refunding Revenue Bonds, 5.75%(MBIA INS)/(Original Issue Yield: 6.05%), 7/1/2016	AAA	1,030,960
1,000,000	Jefferson Parish, LA, School Board, GO UT Bonds,(FSA INS)/(Original Issue Yield: 5.10%), 3/1/2010	AAA	709,040
500,000	Lafayette Parish, LA, School Board, Refunding Revenue Bonds, 4.50%(FGIC INS)/(Original Issue Yield: 4.85%), 4/1/2008(@101.5)	AAA	506,125
1,500,000	Lafayette, LA, Public Improvement Sales Tax,(Series A), 5.625%(FGIC INS)/(Original Issue Yield: 5.69%), 3/1/2025	AAA	1,586,070
$ 400,000	Lafayette, LA, Public Power Authority, Refunding Revenue Bonds, 5.50%(AMBAC INS), 11/1/2011	AAA	$ 409,356
1,000,000	Louisiana HFA, Multifamily Housing Refunding Revenue Bonds, 6.20%(Woodward Wright Apartments Project)/(GNMA COL), 6/20/2028	Aaa	1,022,640
1,650,000	Louisiana HFA, Multifamily Housing Refunding Revenue Bonds,(Series A), 6.10%(Woodward Wright Apartments Project)/(GNMA COL), 12/20/2018	Aaa	1,686,877
350,000	Louisiana HFA, Multifamily Housing Refunding Revenue Bonds, 5.85%(Woodward Wright Apartments Project)/(GNMA COL), 12/20/2008	Aaa	362,141
1,000,000	Louisiana HFA, Revenue Bond, 7.10%(Villa Maria Retirement Center)/(GNMA COL), 1/20/2035	AAA	1,036,950
255,000	Louisiana HFA, SFM Revenue Bonds,(Series A-2), 6.55%,(FNMA, GNMA and FHLMC COL), 12/1/2026	Aaa	263,183
1,500,000	Louisiana Local Government Environmental Facilities, Revenue Bonds, 5.25%(AMBAC INS), 12/1/2018	AAA	1,577,880
$ 2,045,000	Louisiana PFA, Multifamily Housing Revenue Bonds,(Series A), 7.50%(FHLMC COL), 6/1/2021	AAA	$ 2,133,242
800,000	Louisiana PFA, Refunding Revenue Bonds, 5.00%(AMBAC INS)/(Original Issue Yield: 5.30%), 2/1/2028	AAA	788,416
1,500,000	Louisiana PFA, Refunding Revenue Bond, 5.25%(Xavier University of LA, Project)/(MBIA INS), 9/1/2027	AAA	1,516,215
1,000,000	Louisiana PFA, Refunding Revenue Bonds, 5.45%(AMBAC INS)/(Original Issue Yield: 5.45%), 2/1/2013	Aaa	1,055,430
760,000	Louisiana PFA, Refunding Revenue Bonds, 6.50%(MBIA INS)/(Original Issue Yield: 6.744%), 5/15/2022	AAA	781,713
350,000	Louisiana PFA, Refunding Revenue Bonds,(Series B), 6.50%(Alton Ochsner Medical Foundation)/(MBIA INS)/(Original Issue Yield: 6.743%), 5/15/2022	AAA	360,000
1,890,000	Louisiana PFA, Refunding Revenue Bonds,(Series A), 6.75%(Bethany Home Project)/(FHA INS), 8/1/2025	AAA	1,978,357
1,000,000	Louisiana PFA, Revenue Bond, 5.00%(FSA INS)/(Original Issue Yield: 5.38%), 8/1/2017	AAA	1,019,590
$ 500,000	Louisiana PFA, Revenue Bonds, 5.10%(Tulane University, LA,)/(MBIA INS)/(Original Issue Yield: 5.27%), 11/15/2021	AAA	$ 503,605
750,000	Louisiana PFA, Revenue Bond, 6.00%(General Health, Inc.)/(MBIA INS)/(Original Issue Yield: 6.15%), 11/1/2012	AAA	786,112
385,000	Louisiana PFA, Student Loan Refunding Revenue Bonds,(Series A-2), 6.75%(Student Loans GTD), 9/1/2006	Aaa	397,886
110,000	Louisiana PFA, Student Opportunity Loans Revenue Bonds,(Series A), 6.80%(FSA INS), 1/1/2006	AAA	112,461
110,000	Louisiana PFA, Student Opportunity Loans Revenue Bonds,(Series A), 6.85%(FSA INS), 1/1/2009	AAA	112,394
215,000	Louisiana Public Facilities Authority Hospital Revenue, Refunding Revenue Bonds, 5.00%(Louisiana Health System Corporate Project)/(FSA INS)/(Original Issue Yield: 5.10%), 10/1/2013	AAA	223,280
1,000,000	Louisiana Public Facilities Authority Hospital Revenue, Revenue Bond, 5.00%(Franciscan Missionaries of Our Lady Health System)/(MBIA INS)/(Original Issue Yield: 5.24%), 7/1/2019	AAA	995,920
$ 500,000	Louisiana Stadium and Expo District, Hotel Occupancy Tax and Stadium Refunding Revenue Bonds,(Series A), 6.00%(FGIC INS), 7/1/2016	AAA	$ 552,800
1,500,000	Louisiana Stadium and Expo District, Revenue Bonds, 5.75%(FGIC INS)/(Original Issue Yield: 5.85%), 7/1/2026	AAA	1,692,720
2,445,000	Louisiana Stadium and Expo District,(Series B), Refunding Revenue Bonds, 4.75%(FGIC INS)/(Original Issue Yield: 5.03%), 7/1/2021	AAA	2,374,046
500,000	Louisiana State Office Facilities, Revenue Bonds, 5.375%(MBIA INS)/(Original Issue Yield: 5.43%), 3/1/2019	AAA	515,740
1,250,000	Louisiana State University and Agricultural and Mechanical College, University & College Improvement Refunding Revenue Bonds, 5.00%(University of New Orleans Project)/(AMBAC INS), 10/1/2030	AAA	1,226,625
1,500,000	Louisiana State,(Series A), 5.00%(Original Issue Yield: 5.23%), 11/15/2015	AAA	1,549,650
1,000,000	Louisiana State,(Series A), 5.00%(Original Issue Yield: 5.42%), 11/15/2019	AAA	1,007,300
$ 1,000,000	Louisiana State, GO UT Bonds,(Series B), 5.00%(FSA INS)/(Original Issue Yield: 5.17%), 4/15/2018	AAA	$ 1,012,270
900,000	Louisiana State, GO UT Bonds, 5.125%(FGIC INS)/(Original Issue Yield: 5.30%), 4/15/2009	AAA	968,814
525,000	Monroe-Brentwood, LA, Housing Development Corp., Multifamily Housing Mortgage Refunding Revenue Bonds, 6.50%(FNMA COL), 2/1/2010	Aaa	525,462
1,020,000	Monroe-Brentwood, LA, Housing Development Corp., Multifamily Housing Mortgage Refunding Revenue Bonds, 6.70%(FNMA COL), 8/1/2021	Aaa	1,020,816
2,000,000	New Orleans, LA, Audubon Park, GO LT Bonds, 6.00%(FGIC INS)/(Original Issue Yield: 6.25%), 10/1/2013	AAA	2,142,320
250,000	New Orleans, LA, Aviation Board, Refunding Revenue Bonds, 6.00%(FSA INS)/(Original Issue Yield: 6.16%), 9/1/2019	AAA	266,912
30,000	New Orleans, LA, Home Mortgage Authority, SFM Revenue Bonds, 5.35%(FNMA and GNMA COL), 12/1/2020	Aaa	31,361
1,220,000	New Orleans, LA, Home Mortgage Authority, SFM Revenue Bonds,(Series A), 6.65%(FNMA and GNMA COL), 9/1/2008	Aaa	1,246,633
$ 1,000,000	New Orleans, LA, Home Mortgage Authority, Special Obligation Revenue Bonds, 6.25%(United States Treasury COL)/(Original Issue Yield: 6.517%), 1/15/2011	Aaa	$ 1,154,120
125,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Refunding Revenue Bonds, 7.375%(FNMA COL)/(Original Issue Yield: 7.544%), 8/1/2005	AAA	127,567
435,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Revenue Bonds, 7.375%(Southwood Patio)/(FNMA COL)/(Original Issue Yield: 7.544%), 8/1/2005	AAA	441,642
1,900,000	New Orleans, LA, GO Refunding Bond, 6.20%(AMBAC INS)/(Original Issue Yield: 6.30%), 10/1/2021	AAA	2,076,301
4,750,000	New Orleans, LA, GO UT Capital Appreciation Bonds,(AMBAC INS)/(Original Issue Yield: 7.10%), 9/1/2013	AAA	2,776,708
980,000	New Orleans, LA, GO UT Refunding Bonds, 5.875%(AMBAC INS)/(Original Issue Yield: 6.00%), 10/1/2011	AAA	1,073,492
$ 1,000,000	Orleans, LA, Levee District, Refunding Revenue Bonds,(Series A), 5.95%(FSA INS)/(Original Issue Yield: 6.039%), 11/1/2014	AAA	$ 1,099,680
790,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT Bonds, 5.75%(FGIC INS)/(Original Issue Yield: 5.78%), 3/1/2020	AAA	843,467
780,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT Bonds, 5.75%(FGIC INS)/(Original Issue Yield: 5.81%), 3/1/2021	AAA	831,184
1,020,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT Bonds, 5.75%(FGIC INS)/(Original Issue Yield: 5.85%), 3/1/2024	AAA	1,082,057
1,000,000	Rapides Parish, LA, Consolidated School District # 62, GO UT,(Series A), 5.00%(Original Issue Yield: 5.00%), 3/1/2018	AAA	1,010,890
2,500,000	Rapides Parish, LA, Industrial Development, Refunding Revenue Bonds, 5.875%(AMBAC INS)/(Original Issue Yield: 5.95%), 9/1/2029	AAA	2,684,475
1,000,000	Shreveport, LA, GO UT Public Improvement Bonds, 5.00%, 3/1/2017	AAA	1,016,840
870,000	Shreveport, LA, GO UT,(Series A), 4.00%(Original Issue Yield: 4.03%), 11/1/2012	AAA	847,363
750,000	Shreveport, LA, Revenue Bonds,(Series A), 5.375%(FSA INS), 1/1/2028	AAA	754,230
$ 500,000	Shreveport, LA, Revenue Bonds,(Series B), 5.375%(FSA INS), 1/1/2024	AAA	$ 503,460
750,000	Shreveport, LA, Water & Sewer, Revenue Bonds,(Series A), 5.95%(FGIC INS), 12/1/2014	AAA	804,510
380,000	St. Charles Parish, LA, Consolidated Waterworks and Wastewater District No. 1, Utility Refunding Revenue Bonds, 7.15%(MBIA INS), 7/1/2016	AAA	389,466
500,000	St. Charles Parish, LA, Environmental Improvement Revenue Bonds, 5.95%(LA Power & Light Co.)/(FSA INS)/(Original Issue Yield: 5.986%), 12/1/2023	AAA	514,945
1,000,000	St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds, 7.00%(LA, Power & Light Co.)/(AMBAC INS)/(Original Issue Yield: 7.04%), 12/1/2022	AAA	1,053,760
1,000,000	St. James Parish, LA, GO UT Bonds, 5.50%(AMBAC INS), 3/1/2012	AAA	1,054,120
400,000	St. Tammany Parish, LA, Hospital Service District No. 2, Hospital Refunding Revenue Bonds, 6.125%(Connie Lee INS)/(Original Issue Yield: 6.315%), 10/1/2011	AAA	426,548
Principal Amount or Shares		Credit Rating(4)	Value
$ 1,000,000	St. Tammany Parish, LA, Hospital Service District No. 2, Revenue Bonds, 6.25%(Connie Lee INS)/(Original Issue Yield: 6.40%), 10/1/2014	AAA	$ 1,099,730
500,000	St. Tammany Parish, LA, Wide School District No. 12, GO UT Bonds, 5.375%(FSA INS), 3/1/2013	AAA	519,500
625,000	State Colleges & Universities, LA, Recreational Facility Improvements, 5.50%(University of Southwestern, LA Cajun dome)/(MBIA INS)/(Original Issue Yield: 5.499%), 9/1/2017	AAA	660,981
500,000	State Colleges & Universities, LA, Revenue Bonds, 5.65%(University of Southwestern, LA)/(MBIA INS), 9/1/2026	AAA	523,065
1,000,000	University of Louisiana, Revenue Bonds, 5.10%(AMBAC INS)/(Original Issue Yield: 5.20%), 4/1/2024	AAA	1,003,200

	TOTAL LONG-TERM MUNICIPALS(identified cost $77,334,577)		81,865,069

	MUTUAL FUND--3.9%
3,377,054	Federated Tax-Free Obligations Fund, Institutional Shares(at net asset value)		3,377,054

	TOTAL INVESTMENTS(identified cost $80,711,631)		$ 85,242,123

MID CAP EQUITY FUND

Shares		Value
	COMMON STOCKS--93.8%
	Commercial Services--1.5%
3,600	(1) Dun & Bradstreet Corp.	$ 141,120
1,200	McGraw-Hill Cos., Inc.	78,960
8,700	(1) Robert Half International, Inc.	226,287
8,200	Viad Corp.	204,180

	Total	650,547

	Communications--0.5%
4,434	Verizon Communications, Inc.	207,511

	Consumer Durables--3.4%
4,600	Centex Corp.	268,824
5,800	(1) Electronic Arts, Inc.	312,156
11,500	Harley Davidson, Inc.	589,490
4,800	Lennar Corp.	265,008

	Total	1,435,478

	Consumer Non-Durables--5.5%
7,760	Church and Dwight, Inc.	239,784
14,500	Dial Corp.	243,600
13,880	Hormel Foods Corp.	379,896
8,570	(1) Jones Apparel Group, Inc.	305,606
10,100	McCormick & Co., Inc.	494,900
6,600	R.J. Reynolds Tobacco Holdings, Inc.	433,290
16,000	Tyson Foods, Inc., Class A	207,840

	Total	2,304,916

	Consumer Services--4.6%
7,800	(1) Apollo Group, Inc., Class A	378,690
7,569	(1) Cendant Corp.	131,776
4,000	(1) DeVry, Inc.	129,520
2,750	Dow Jones & Co.	153,477
3,200	(1) Education Management Corp.	126,656
3,300	(1) Papa Johns International, Inc.	85,503
8,900	(1) Pixar, Inc.	289,339
4,900	Readers Digest Association, Inc., Class A	102,312
26,060	Ruby Tuesday, Inc.	526,412

	Total	1,923,685

	Distribution Services--3.0%
6,400	Amerisource Bergen Corp.	433,280
13,800	Avnet, Inc.	362,388
5,000	(1) CDW Computer Centers, Inc.	264,000
4,600	(1) Tech Data Corp.	210,680

	Total	1,270,348

	Electronic Technology--7.3%
13,000	(1) Altera Corp.	$ 247,910
8,000	(1) Cypress Semiconductor Corp.	158,800
10,400	Harris Corp.	356,200
2,850	(1) Integrated Device Technology, Inc.	72,875
2,600	(1) International Rectifier Corp.	95,472
13,800	(1) Jabil Circuit, Inc.	257,370
2,500	(1) L-3 Communications Holdings, Inc.	274,625
9,300	(1) Lattice Semiconductor Corp.	159,774
8,400	Linear Technology Corp.	309,372
6,500	(1) Mentor Graphics Corp.	141,115
5,400	(1) Microchip Technology, Inc.	184,572
1,000	Northrop Grumman Corp.	107,040
11,600	(1) Sanmina Corp.	117,740
5,000	(1) Semtech Corp.	150,900
13,950	(1) Vishay Intertechnology, Inc.	247,055
6,000	(1) Waters Corp.	187,500

	Total	3,068,320

	Energy Minerals--1.8%
2,800	Ashland, Inc.	121,492
3,000	Kerr-McGee Corp.	165,870
6,800	Noble Affiliates, Inc.	246,160
1,760	Phillips Petroleum Co.	104,034
2,850	Valero Energy Corp.	122,066

	Total	759,622

	Finance--19.2%
7,500	AFLAC, Inc.	192,750
2,100	Allmerica Financial Corp.	91,308
2,305	AMBAC Financial Group, Inc.	143,025
5,735	American International Group, Inc.	424,218
3,600	(1) Americredit Corp.	84,060
15,263	AmSouth Bancorporation	322,812
7,800	Astoria Financial Corp.	232,518
4,737	Bear Stearns Cos., Inc.	260,961
3,900	(1) ChoicePoint, Inc.	207,480
7,700	City National Corp.	391,314
4,100	Fidelity National Financial, Inc.	108,732
7,809	Fifth Third Bancorp	497,902
9,900	First Tennessee National Corp.	341,550
8,550	(1) Fiserv, Inc.	365,427
4,650	(1) Investment Technology Group, Inc.	215,853
7,000	Lehman Brothers Holdings, Inc.	395,500
5,400	M & T Bank Corp.	413,100
	COMMON STOCKS--continued
	Finance--continued
6,500	Marshall & Ilsley Corp.	$ 396,435
7,800	Mercantile Bankshares Corp.	341,718
8,300	(1) NCO Group, Inc.	207,749
21,500	North Fork Bancorp, Inc.	743,470
2,200	PMI Group, Inc.	155,870
5,600	Radian Group, Inc.	261,352
7,550	SEI Investments, Co.	299,735
8,200	TCF Financial Corp.	421,480
17,574	Washington Mutual, Inc.	571,682

	Total	8,088,001

	Health Services--5.8%
6,329	Cardinal Health, Inc.	418,284
10,600	(1) Express Scripts, Inc.	548,762
6,000	(1) Quest Diagnostic, Inc.	425,460
6,250	(1) Trigon Healthcare, Inc.	448,125
15,700	Universal Health Services, Inc., Class B	604,293

	Total	2,444,924

	Health Technology--5.7%
9,370	Allergan, Inc.	607,551
2,000	(1) Barr Laboratories, Inc.	136,500
7,200	(1) Forest Laboratories, Inc., Class A	572,544
3,600	Hillenbrand Industries, Inc.	215,964
7,600	(1) IDEC Pharmaceuticals Corp.	477,432
9,825	Ivax Corp.	167,025
7,000	Mylan Laboratories, Inc.	212,660

	Total	2,389,676

	Industrial Services--4.2%
13,800	(1) BJ Services Co.	457,470
8,400	ENSCO International, Inc.	213,948
9,818	El Paso Corp.	383,687
9,100	Granite Construction, Inc.	195,923
9,400	Helmerich & Payne, Inc.	317,156
5,800	(1) Nabors Industries, Inc.	205,726

	Total	1,773,910

	Miscellaneous--4.6%
20,800	Midcap SPDR Trust Series I	1,925,040

	Non-Energy Minerals--1.1%
1,900	Cleveland Cliffs, Inc.	31,787
4,974	Georgia-Pacific Corp.	127,583
2,600	Martin Marietta Materials, Inc.	$ 108,550
4,180	Vulcan Materials Co.	202,019

	Total	469,939

	Process Industries--3.0%
4,000	Air Products & Chemicals, Inc.	194,000
7,790	Albemarle Corp.	184,701
8,000	Ball Corp.	338,320
8,995	Cabot Corp.	293,957
1,700	(1) Cabot Microelectronics Corp.	93,568
8,000	Glatfelter(P.H.) Co.	138,000

	Total	1,242,546

	Producer Manufacturing--4.8%
5,300	(1) American Standard Companies, Inc.	346,090
4,150	Cummins Engine Co., Inc.	172,557
5,600	Danaher Corp.	376,488
7,200	(1) Energizer Holdings, Inc.	157,176
2,500	Ingersoll-Rand Co.	125,000
4,200	Johnson Controls, Inc.	372,792
3,600	Teleflex, Inc.	177,768
4,060	Trinity Industries, Inc.	89,036
2,955	United Technologies Corp.	215,567

	Total	2,032,474

	Retail Trade--4.4%
8,300	(1) Abercrombie & Fitch Co., Class A	221,112
4,100	(1) BJ's Wholesale Club, Inc.	168,715
9,560	(1) Bed Bath & Beyond, Inc.	319,304
16,300	Ross Stores, Inc.	587,778
1,200	(1) Safeway, Inc.	51,576
15,620	Tiffany & Co.	512,492

	Total	1,860,977

	Technology Services--7.4%
16,400	Adobe System, Inc.	596,632
16,400	(1) Concord EFS, Inc.	492,492
8,900	(1) DST Systems, Inc.	371,041
3,600	(1) Intuit, Inc.	136,404
10,900	Paychex, Inc.	402,755
25,000	(1) Rational Software Corp.	464,000
21,000	(1) SunGard Data Systems, Inc.	648,270

	Total	3,111,594

	COMMON STOCKS--continued
	Transportation--0.8%
3,400	CNF Transportation, Inc.	$ 105,434
6,000	Overseas Shipholding Group, Inc.	121,680
1,330	UAL Corp.	17,051
2,800	US Freightways Corp.	100,800

	Total	344,965

	Utilities--5.2%
5,600	Black Hills Corp.	155,008
14,660	Conectiv, Inc.	361,955
18,900	Energy East Corp.	368,928
3,500	MDU Resources Group, Inc.	102,025
4,454	NSTAR	195,263
8,550	NiSource, Inc.	179,465
4,600	PNM Resources, Inc.	123,924
Shares or Principal Amount		Value
19,270	Questar Corp.	$ 430,299
5,000	TXU Corp.	254,350

	Total	2,171,217

	TOTAL COMMON STOCKS(identified cost $35,672,030)	39,475,690

	(2) REPURCHASE AGREEMENT--6.2%
$ 2,628,000	State Street Corp., 1.75%, dated 2/28/2002, due 3/1/2002(at amortized cost)	2,628,000

	TOTAL INVESTMENTS(identified cost $38,300,030)	$ 42,103,690

TOTAL RETURN BOND FUND

Principal Amount		Value
	CORPORATE BONDS--35.9%
	Banking--2.5%
$ 1,500,000	Swiss Bank Corp. New York, Sub. Note, 7.25%, 9/1/2006	$ 1,628,055

	Consumer Durables--3.1%
2,000,000	Ford Motor Co., Note, 7.25%, 10/1/2008	2,023,900

	Consumer Non-Durables--2.4%
1,500,000	Nabisco, Inc., Note, 6.375%, 2/1/2035	1,575,195

	Consumer Services--0.8%
500,000	AOL Time Warner, Inc., Note, 6.75%, 4/15/2011	509,800

	Electronic Technology--0.8%
500,000	International Business Machines Corp., Sr. Note, 5.25%, 12/1/2003	513,635

	Finance--10.1%
2,000,000	AFLAC, Inc., Sr. Note, 6.50%, 4/15/2009	2,035,600
1,250,000	American Express Co., Sr. Unsub., 6.75%, 6/23/2004	1,320,213
1,000,000	Bank of America Corp., Sub. Note, 7.50%, 10/15/2002	1,032,880
2,000,000	Conseco, Inc., Note, 9.00%, 10/15/2006	1,110,000
1,000,000	Lehman Brothers, Inc., Sr. Sub Note, 6.50%, 4/15/2008	1,027,990

	Total	6,526,683

	Finance-Insurance--3.2%
2,000,000	Old Republic International Corp., Deb., 7.00%, 6/15/2007	2,081,820

	Process Industries--3.1%
1,000,000	Du Pont(E.I.) de Nemours & Co., Note, 6.50%, 9/1/2002	1,023,780
1,000,000	Lubrizol Corp., Note, 5.875%, 12/1/2008	969,730

	Total	1,993,510

	Retail Trade--8.4%
3,000,000	Dayton-Hudson Corp., Note, 7.50%, 7/15/2006	3,304,200
2,000,000	Wal-Mart Stores, Inc., Unsecd. Note, 6.55%, 8/10/2004	2,131,980

	Total	5,436,180

	Technology Services--1.5%
$ 1,000,000	First Data Corp., Note, 5.80%, 12/15/2008	$ 1,011,950

	TOTAL CORPORATE BONDS(identified cost $23,091,565)	23,300,728
	GOVERNMENT AGENCIES--32.9%
	Federal Home Loan Bank--0.9%
550,000	7.01%, 6/14/2006	603,526

	Federal Home Loan Mortgage Corporation--3.3%
2,000,000	Unsecd. Bond, 6.75%, 9/15/2029	2,155,420

	Federal National Mortgage Association--11.0%
1,500,000	Unsecd. Note, 6.00%, 12/15/2005	1,584,930
1,000,000	Unsecd. Note, 6.50%, 8/15/2004	1,068,340
2,000,000	Unsecd. Note, 7.125%, 3/15/2007	2,219,320
2,000,000	Unsecd. Note, 7.125%, 6/15/2010	2,224,560

	Total	7,097,150

	(5) Federal National Mortgage Association--0.0%
593	Pool 1804, 11.00%, 4/1/2011	630
3,538	Pool 76204, 11.00%, 6/1/2019	3,964
3,723	Pool 85131, 11.00%, 5/1/2017	4,191

	Total	8,785

	(5) Government National Mortgage Association 15-Year--0.7%
407,331	Pool 420153, 7.00%, 9/15/2010	428,081

	(5) Government National Mortgage Association 30-Year--13.3%
20,299	Pool 147875, 10.00%, 3/15/2016	22,686
77,182	Pool 168511, 8.00%, 7/15/2016	83,466
33,488	Pool 174673, 8.00%, 8/15/2016	36,214
21,562	Pool 177145, 8.00%, 1/15/2017	23,395
2,499	Pool 188080, 8.00%, 9/15/2018	2,711
20,040	Pool 212047, 8.00%, 5/15/2017	21,743
32,260	Pool 212660, 8.00%, 4/15/2017	34,886
45,934	Pool 216950, 8.00%, 6/15/2017	49,839
54,282	Pool 217533, 8.00%, 5/15/2017	58,702
11,545	Pool 225725, 10.00%, 9/15/2020	13,076
39,567	Pool 227430, 9.00%, 8/15/2019	43,348
14,160	Pool 253449, 10.00%, 10/15/2018	15,956
21,029	Pool 279619, 10.00%, 9/15/2019	23,823
15,792	Pool 279629, 9.00%, 10/15/2019	17,343
	GOVERNMENT AGENCIES--continued
	(5) Government National Mortgage Association 30-Year--continued
$ 26,138	Pool 283261, 9.00%, 11/15/2019	$ 28,773
49,260	Pool 287853, 9.00%, 4/15/2020	53,967
7,180	Pool 288570, 10.00%, 8/15/2020	8,135
13,037	Pool 288967, 9.00%, 4/15/2020	14,351
48,852	Pool 288994, 9.00%, 5/15/2020	53,649
15,599	Pool 289082, 9.00%, 4/15/2020	17,212
23,360	Pool 291100, 9.00%, 5/15/2020	25,654
3,602	Pool 292364, 10.00%, 9/15/2020	4,042
14,194	Pool 296315, 10.00%, 9/15/2020	16,080
180,489	Pool 302101, 7.00%, 6/15/2024	187,934
232,027	Pool 345031, 7.00%, 10/15/2023	241,960
227,511	Pool 345090, 7.00%, 11/15/2023	237,251
107,414	Pool 360772, 7.00%, 2/15/2024	112,247
160,332	Pool 382074, 7.00%, 9/15/2025	166,845
85,560	Pool 404653, 7.00%, 9/15/2025	88,930
230,815	Pool 408884, 7.00%, 9/15/2025	239,904
272,359	Pool 410108, 7.00%, 9/15/2025	283,422
243,316	Pool 410786, 7.00%, 9/15/2025	253,199
456,467	Pool 415427, 7.50%, 8/15/2025	481,144
260,052	Pool 415865, 7.00%, 9/15/2025	270,292
646,452	Pool 418781, 7.00%, 9/15/2025	671,910
651,722	Pool 420157, 7.00%, 10/15/2025	678,195
1,380,414	Pool 532641, 7.00%, 12/15/2030	1,427,003
2,494,423	Pool 780717, 7.00%, 2/15/2028	2,597,318

	Total	8,606,605

	(5) Government National Mortgage Association 40-Year--3.7%
2,312,170	Pool 453534, 7.50%, 10/15/2038	2,418,552

	TOTAL GOVERNMENT AGENCIES(identified cost $20,007,814)	21,318,119

	(3) LONG-TERM MUNICIPALS--6.2%
$ 1,175,000	Liberal, KS, GO UT Bonds(Series 2), 6.50%(FSA INS), 12/1/2010	$ 1,224,973
2,000,000	New Orleans, LA Aviation Board, Revenue Bonds, 7.10%(AMBAC INS), 10/1/2027	2,057,600
360,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bonds(Series B), 6.00%(MBIA INS), 12/1/2006	376,751
350,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bonds(Series B), 6.05%(MBIA INS), 12/1/2007	367,269

	TOTAL LONG-TERM MUNICIPALS(identified cost $3,469,602)	4,026,593

	TREASURY SECURITIES--18.5%
	U.S. Treasury Bond--16.9%
3,000,000	6.00%, 2/15/2026	3,145,440
1,250,000	6.125%, 11/15/2027	1,337,363
4,500,000	7.50%, 5/15/2002	4,554,945
1,300,000	12.50%, 8/15/2014	1,917,136

	Total	10,954,884

	U.S. Treasury Note--1.6%
1,000,000	4.625%, 5/15/2006	1,021,050

	TOTAL TREASURY SECURITIES(identified cost $12,278,445)	11,975,934

	(2) REPURCHASE AGREEMENT--5.2%
3,399,000	State Street Corp., 1.75%, dated 2/28/2002, due 3/1/2002(at amortized cost)	3,399,000

	TOTAL INVESTMENTS(identified cost $62,246,426)	$ 64,020,374

U.S. GOVERNMENT INCOME FUND

Principal Amount		Value
	LONG-TERM OBLIGATIONS--95.5%
	Corporate Bond--18.2%
$ 2,000,000	Alcoa, Inc., 6.500%, 6/1/2011	$ 2,097,180
1,200,000	Bear Stearns Cos., Inc., 6.150%, 3/2/2004	1,246,248
2,000,000	Boeing Capital Corp., 6.350%, 11/15/2007	2,061,260
1,450,000	CIGNA Corp., 7.650%, 3/1/2023	1,536,028
2,000,000	Computer Sciences Corp., 7.375%, 6/15/2011	2,128,680
1,000,000	Ford Motor Credit Co., 6.125%, 3/20/2004	1,004,940
1,500,000	GE Global Insurance, 7.500%, 6/15/2010	1,667,760
1,500,000	General Motors Acceptance Corp., 5.910%, 3/11/2002	1,501,530
1,000,000	Ingersoll-Rand Co., 6.250%, 5/15/2006	1,022,910
1,000,000	J.P. Morgan & Co., Inc., 6.000%, 1/15/2009	988,640

	Total	15,255,176

	Federal Home Loan Bank--3.6%
2,000,000	5.980%, 6/18/2008	2,092,760
850,000	7.010%, 6/14/2006	932,722

	Total	3,025,482

	(5) Federal Home Loan Mortgage Corporation--1.9%
1,500,000	5.825%, 2/9/2006	1,571,760

	(5) Federal Home Loan Mortgage Corporation REMIC--5.4%
2,806,787	7.000%, 11/15/2005	2,948,979
733,124	7.500%, 9/15/2021	759,061
800,000	7.500%, 1/15/2029	844,040
17,770	9.500%, 1/15/2005	18,226

	Total	4,570,306

	(5) Federal Home Loan Mortgage Corporation 15-Year--0.0%
11,139	9.500%, 10/1/2004	11,616

	(5) Federal Home Loan Mortgage Corporation 30-Year--3.3%
2,213,314	6.000%, 11/1/2006	2,272,100
222,156	8.750%, 2/1/2017	243,920
$ 15,994	9.000%, 6/1/2016	$ 17,503
466	9.000%, 9/1/2016	510
1,616	9.000%, 10/1/2016	1,769
21,681	9.000%, 1/1/2017	23,727
4,157	9.000%, 5/1/2018	4,536
32,952	9.250%, 6/1/2002	33,166
12,463	9.500%, 10/1/2019	13,826
39,524	10.000%, 5/1/2014	43,698
61,641	10.000%, 6/1/2018	69,019
7,614	10.000%, 6/1/2020	8,542

	Total	2,732,316

	Federal National Mortgage Association--5.5%
1,000,000	5.750%, 6/15/2005	1,050,240
1,000,000	6.000%, 5/15/2008	1,049,570
465,000	6.460%, 6/29/2012	485,590
1,000,000	6.560%, 11/26/2007	1,027,390
1,000,000	7.280%, 5/23/2007	1,011,030

	Total	4,623,820

	(5) Federal National Mortgage Association REMIC--0.3%
251,446	6.500%, 5/25/2023	258,416
9,132	9.400%, 7/25/2003	9,302

	Total	267,718

	(5) Federal National Mortgage Association 15-Year--0.4%
310,099	7.000%, 8/1/2012	324,054

	(5) Federal National Mortgage Association 30-Year--4.7%
681,504	6.500%, 1/1/2007	701,527
1,313,256	6.500%, 1/1/2008	1,351,839
1,790,578	7.500%, 7/1/2031	1,857,724
29,182	8.500%, 2/1/2011	30,823
18,021	9.500%, 8/1/2020	20,037

	Total	3,961,950

	Government National Mortgage Association 15-Year--4.6%
3,476,299	7.000%, 12/15/2008	3,656,649
42,213	7.000%, 11/15/2009	44,416
137,995	7.000%, 9/15/2010	145,025

	Total	3,846,090

	LONG-TERM OBLIGATIONS--continued
	Government National Mortgage Association 30-Year--17.1%
$ 916,249	6.500%, 4/15/2029	$ 936,581
1,642,168	7.000%, 9/15/2023	1,712,469
2,862,760	7.000%, 6/20/2030	2,950,418
255,959	7.500%, 10/15/2022	270,597
505,889	7.500%, 3/15/2026	533,237
823,340	7.500%, 9/15/2026	867,850
677,809	7.500%, 11/20/2029	708,100
909,234	7.500%, 12/20/2029	949,867
788,116	7.500%, 12/20/2030	822,100
484,435	8.000%, 1/15/2022	523,039
537,165	8.000%, 4/15/2022	578,796
440,434	8.000%, 8/15/2022	473,603
114,600	8.000%, 11/15/2022	123,482
611,212	8.000%, 10/15/2029	648,263
522,326	8.000%, 1/20/2030	551,545
563,702	8.000%, 2/20/2030	595,236
792,267	8.000%, 3/20/2030	836,587
77,211	8.500%, 2/20/2025	83,099
109,120	9.000%, 2/15/2020	119,548
55,620	9.500%, 6/15/2020	60,997
43,815	9.500%, 7/15/2020	48,827

	Total	14,394,241

	U.S. Treasury Bonds--11.8%
$ 1,500,000	6.000%, 2/15/2026	$ 1,572,720
1,500,000	7.250%, 5/15/2016	1,761,375
1,000,000	7.250%, 8/15/2022	1,197,340
1,450,000	7.875%, 11/15/2007	1,508,218
500,000	7.875%, 2/15/2021	632,075
300,000	8.500%, 2/15/2020	398,694
500,000	8.750%, 5/15/2020	680,065
900,000	10.375%, 11/15/2009	1,056,006
1,000,000	10.750%, 2/15/2003	1,081,330

	Total	9,887,823

	U.S. Treasury Notes--18.7%
4,500,000	5.625%, 2/15/2006	4,769,865
1,000,000	6.125%, 8/15/2007	1,082,410
1,000,000	6.250%, 8/31/2002	1,021,780
1,500,000	6.250%, 2/15/2007	1,630,365
300,000	6.500%, 5/31/2002	303,651
2,000,000	6.500%, 5/15/2005	2,169,920
250,000	6.500%, 10/15/2006	273,725
1,000,000	6.500%, 2/15/2010	1,110,030
1,000,000	7.000%, 7/15/2006	1,112,970
2,000,000	7.500%, 2/15/2005	2,220,040

	Total	15,694,756

	TOTAL LONG-TERM OBLIGATIONS(identified cost $77,345,712)	80,167,108

	(2) REPURCHASE AGREEMENT--3.6%
3,039,000	State Street Corp., 1.750%, dated 2/28/2002, due 3/1/2002(at amortized cost)	3,039,000

	TOTAL INVESTMENTS(identified cost $80,384,712)	$ 83,206,108

CASH RESERVE FUND

Principal Amount		Value
	(6) COMMERCIAL PAPER--62.3%
	Consumer Non-Durables--6.7%
$ 8,000,000	Anheuser-Busch Cos., Inc., 1.820%, 3/1/2002	$ 8,000,000
8,000,000	Coca-Cola Co., 1.720%, 3/4/2002	7,998,853

	Total	15,998,853

	Consumer Services--10.2%
8,000,000	Cargill, Inc., 1.740%, 3/21/2002	7,992,267
8,200,000	Knight-Ridder, Inc., 1.750%, 4/2/2002	8,187,244
8,000,000	Seven Eleven, Inc., 1.780%, 3/1/2002 - 3/6/2002	7,999,506

	Total	24,179,017

	Energy Minerals--3.4%
8,000,000	Chevron Oil Finance Co.,(GTD by Chevron Corp.), 1.740%, 3/7/2002	7,997,680

	Finance--28.3%
8,000,000	American General Finance Corp., 1.800%, 4/3/2002	7,986,800
8,000,000	CIESCO L.P., 1.780%, 3/25/2002	7,990,507
3,000,000	Citicorp, 1.770%, 3/5/2002	2,999,410
8,000,000	Deutsche Bank Financial, Inc.,(GTD by Deutsche Bank AG), 1.760%, 3/1/2002	8,000,000
8,000,000	Falcon Asset Securitization Corp., 1.800%, 3/20/2002	7,992,400
8,000,000	Prudential Finance, Inc.,1.760%, 4/3/2002	7,987,093
8,000,000	Toyota Motor Credit Corp., 1.750%, 3/11/2002	7,996,111
8,000,000	USAA Capital Corp., 1.750%, 3/1/2002	8,000,000
8,000,000	Wells Fargo & Co., 1.770%, 4/2/2002	7,987,413

	Total	66,939,734

	Finance--Commercial--3.4%
8,000,000	General Electric Capital Services, 1.780%, 3/20/2002	7,992,484

	Health Technology--3.5%
8,225,000	Abbott Laboratories, 1.750%, 4/18/2002	8,205,808

	Non-Energy Minerals--3.4%
$ 8,000,000	Alcoa, Inc., 1.740%, 3/25/2002	$ 7,990,720

	Utilities--3.4%
8,000,000	BellSouth Telecommunications, Inc., 1.740%, 3/6/2002	7,998,067

	Total Commercial Paper	147,302,363

	(7) GOVERNMENT AGENCIES--19.9%
	Finance--19.9%
3,000,000	Federal Home Loan Bank System, 1.710%, 3/1/2002	3,000,000
3,000,000	Federal Home Loan Bank System, 1.730%, 3/27/2002	2,996,252
5,000,000	Federal Home Loan Bank System, 2.100%, 12/5/2002	5,000,000
2,000,000	Federal Home Loan Bank System, 2.400%, 11/1/2002	2,000,000
2,000,000	Federal Home Loan Bank System, 2.460%, 3/25/2003	2,000,000
565,000	Federal Home Loan Bank System, 5.250%, 4/25/2002	566,193
500,000	Federal Home Loan Bank System, 5.530%, 4/12/2002	500,866
500,000	Federal Home Loan Bank System, 6.010%, 5/22/2002	502,386
3,000,000	Federal Home Loan Mortgage Corp., 1.710%, 3/12/2002	2,998,433
2,460,000	Federal Home Loan Mortgage Corp., 1.730%, 3/5/2002	2,459,527
2,000,000	Federal Home Loan Mortgage Corp., 1.820%, 3/1/2002	2,000,000
2,000,000	Federal Home Loan Mortgage Corp., 2.450%, 1/16/2003	2,000,000
5,000,000	Federal Home Loan Mortgage Corp., 2.650%, 12/20/2002	5,000,000
615,000	Federal Home Loan Mortgage Corp., 5.500%, 5/15/2002	616,946
10,000,000	Federal National Mortgage Association, 1.720%, 3/4/2002	9,998,567
2,000,000	Federal National Mortgage Association, 2.270%, 12/27/2002	2,000,000
125,000	Federal National Mortgage Association, 2.550%, 11/5/2002	125,000
2,000,000	Federal National Mortgage Association, 3.600%, 9/27/2002	2,000,000
610,000	Federal National Mortgage Association, 5.375%, 3/15/2002	610,300
Principal Amount or Shares		Value
	(7) GOVERNMENT AGENCIES--continued
	Finance--continued
$ 425,000	Federal National Mortgage Association, 6.610%, 5/8/2002	$ 427,039
191,000	Federal National Mortgage Association, 6.625%, 4/15/2002	191,607

	TOTAL GOVERNMENT AGENCIES	46,993,116

	MUTUAL FUND--0.9%
2,180,000	Fidelity Institutional Cash Treasury Money Market Fund(at net asset value)	2,180,000

	NOTES-VARIABLE--2.1%
	Finance--2.1%
$ 5,000,000	Citicorp, Series C, 1.982%, 8/13/2002	5,003,034

	(2) REPURCHASE AGREEMENT--14.9%
35,334,000	State Street Corp., 1.750%, dated 2/28/2002, due 3/1/2002	35,334,000

	TOTAL INVESTMENTS(at amortized cost)	$ 236,812,513

U.S. TREASURY MONEY MARKET FUND

Principal Amount or Shares		Value
	(7) U.S. TREASURY BILLS--56.1%
$ 5,000,000	1.535%, 4/18/2002	$ 4,989,767
20,000,000	1.610% - 1.715%, 3/14/2002	19,987,993
4,500,000	1.650%, 4/25/2002	4,488,553
25,000,000	1.660% - 1.740%, 3/28/2002	24,968,500
15,000,000	1.700% - 2.145%, 4/4/2002	14,973,815
10,000,000	1.700%, 5/2/2002	9,970,722
10,000,000	1.710%, 5/9/2002	9,967,225
10,000,000	1.715%, 5/16/2002	9,963,794
30,000,000	1.720% - 2.278%, 3/21/2002	29,968,417
10,000,000	1.720%, 5/23/2002	9,960,345
10,000,000	1.735%, 5/30/2002	9,956,625
5,000,000	2.140%, 4/11/2002	4,987,814

	TOTAL U.S. TREASURY BILLS	154,183,570

	Mutual Fund--1.9%
5,124,000	Fidelity Institutional Cash Treasury Money Market Fund(at net asset value)	5,124,000

	(2) REPURCHASE AGREEMENTS--36.2%
60,000,000	Morgan Stanley Group, Inc., 1.750%, dated 2/28/2002, due 3/1/2002	60,000,000
39,656,000	State Street Corp., 1.750%, dated 2/28/2002, due 3/1/2002	39,656,000

	TOTAL REPURCHASE AGREEMENTS	99,656,000

	TOTAL INVESTMENTS(at amortized cost)	$ 258,963,570

Notes to Portfolios of Investments

Hibernia Funds

February 28, 2002

(1)	Non-income producing.
(2)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.
(3)	At February 28, 2002, 8.8% of the total investments at market value were subject to alternative minimum tax for Hibernia Louisiana Municipal Income Fund.
(4)	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(5)	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
(6)	Rate shown represents yield to maturity.
(7)	These issues show the rate of discount at time of purchase.

The following abbreviations are used in these portfolios:

ADR	--American Depository Receipt
Ambac	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Corporation
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDB	--Industrial Development Bond
INS	--Insured
LOC	--Letter of Credit
LT	--Limited Tax
MBIA	--Municipal Bond Investors Assurance
PFA	--Public Facility Authority
REMIC	--Real Estate Mortgage Investment Conduit
SFM	--Single Family Mortgage
UT	--Unlimited Tax

Percentages listed on Hibernia Capital Appreciation Fund and Hibernia Mid Cap Equity Fund Portfolio of Investments beneath the heading "Common Stock" represent the percentage of the respective portfolio invested in the identified economic sectors.

	For Federal Tax Purposes
Hibernia Funds	Cost of Investments	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Net Assets*
Capital Appreciation Fund	$ 176,296,216	$ 100,295,697	$ 112,576,316	$ 12,280,619	$ 276,899,458
Louisiana Municipal Income Fund	80,711,631	4,530,492	4,567,271	36,779	86,211,653
Mid Cap Equity Fund	38,300,030	3,803,660	6,339,135	2,535,475	42,094,634
Total Return Bond Fund	62,246,426	1,773,948	2,988,422	1,214,474	64,863,862
U.S. Government Income Fund	80,384,712	2,821,396	2,992,174	170,778	83,951,175
Cash Reserve Fund	236,812,513	--	--	--	236,689,258
U.S. Treasury Money Market Fund	258,963,570	--	--	--	274,871,668

* The categories of investments are shown as a percentage of net assets at February 28, 2002.

(See Notes which are an integral part of the Financial Statements)

Statements of Assets and Liabilities

Hibernia Funds

February 28, 2002(unaudited)

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund
Assets:
Investments in repurchase agreements	$ 12,386,000	$ --	$ 2,628,000
Investments in securities	264,205,913	85,242,123	39,475,690

Total investments in securities, at value	276,591,913	85,242,123	42,103,690
Cash	82,723	19,838	606
Income receivable	380,657	1,246,359	28,956
Receivable for shares sold	135,900	--	1,494

Total assets	277,191,193	86,508,320	42,134,746

Liabilities:
Payable for investment purchased	--	--	--
Payable for shares redeemed	33,000	50,557	944
Payable to bank	--	--	--
Income distribution payable	--	215,038	--
Accrued expenses	258,735	31,072	39,168

Total liabilities	291,735	296,667	40,112

Net Assets Consist of:
Paid-in capital	173,703,938	81,174,015	38,160,687
Net unrealized appreciation of investments	100,295,697	4,530,492	3,803,660
Accumulated net realized gain(loss) on investments	2,869,838	497,413	234,207
Undistributed net investment income(Distributions in excess of net investment income)	29,985	9,733	(103,920)

Total Net Assets	$ 276,899,458	$ 86,211,653	$ 42,094,634

Net Assets:	$ 262,300,985(1)	$ 85,680,390(3)	$ 38,552,215(5)

	$ 14,598,473(2)	531,263(4)	$ 3,542,419(6)

Shares Outstanding:	13,189,646(1)	7,610,775(3)	3,050,039(5)

	761,149(2)	47,208(4)	287,950(6)

Total Shares Outstanding	13,950,795	7,657,983	3,337,989

Net Asset Value Per Share	$ 19.89(1)	$ 11.26(3)	$ 12.64(5)

	$ 19.18(2)	$ 11.25(4)	$ 12.30(6)

Offering Price Per Share*	$ 20.83(1)****	$ 11.61(3)***	$ 13.24(5)****

	$ 19.18(2)	$ 11.25(4)	$ 12.30(6)

Redemption Proceeds Per Share**	$ 19.89(1)	$ 11.26(3)	$ 12.64(5)

	$ 18.13(2)*****	$ 10.63(4)*****	$ 11.62(6)*****

Investments, at identified cost	$ 176,296,216	$ 80,711,631	$ 38,300,030

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund

$ 3,399,000	$ 3,039,000	$ 35,334,000	$ 99,656,000
60,621,374	80,167,108	201,478,513	159,307,570

64,020,374	83,206,108	236,812,513	258,963,570
46,710	--	2,002,754	16,266,167
944,426	821,564	193,446	14,273
2,798	204,659	8,122	--

65,014,308	84,232,331	239,016,835	275,244,010

--	--	2,000,000	--
--	1,300	--	--
--	2,779	--	--
98,060	246,351	173,361	222,964
52,386	30,726	154,216	149,378

150,446	281,156	2,327,577	372,342

65,080,687	85,254,484	236,728,601	274,871,668

1,773,948	2,821,396	--	--

(1,401,969)	(3,530,360)	(39,343)	--

(588,804)	(594,345)	--	--

$ 64,863,862	$ 83,951,175	$ 236,689,258	$ 274,871,668

$ 64,863,862	$ 83,951,175	$ 235,952,261(7)	$ 274,871,668

--	--	$ 736,997(8)	--

6,559,824	8,162,318	235,991,486(7)	274,871,677

--	--	737,115(8)	--

6,559,824	8,162,318	236,728,601	274,871,677

$ 9.89	$ 10.29	$ 1.00(7)	$ 1.00

--	--	1.00(8)	--

$ 10.20 ***	$ 10.61 ***	$ 1.00(7)	$ 1.00

--	--	1.00(8)	--

$ 9.89	$ 10.29	$ 1.00(7)	$ 1.00

--	--	1.00(8)	--

$ 62,246,426	$ 80,384,712	$ 236,812,513	$ 258,963,570

(1) Represents Class A Shares of Capital Appreciation Fund.

(2) Represents Class B Shares Of Capital Appreciation Fund.

(3) Represents Class A Shares Of Louisiana Municipal Income Fund.

(4) Represents Class B Shares Of Louisiana Municipal Income Fund.

(5) Represents Class A Shares Of Mid Cap Equity Fund.

(6) Represents Class B Shares Of Mid Cap Equity Fund.

(7) Represents Class A Shares Of Cash Reserve Fund.

(8) Represents Class B Shares Of Cash Reserve Fund.

* See "What Do Shares Cost" In The Prospectus.

** See "How To Redeem And Exchange Shares" In The Prospectus.

*** Computation Of Offering Price: 100/97 Of Net Asset Value.

**** Computation Of Offering Price: 100/95.50 Of Net Asset Value.

***** Computation Of Redemption Proceeds: 94.50/100 Of Net Asset Value.

(See Notes which are an integral part of the Financial Statements)

Statements of Operations

Hibernia Funds

February 28, 2002(unaudited)

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund
Investment Income:
Dividends	$ 1,776,528	$ --	$ 197,167
Interest	118,291	2,512,570	27,446

Total income	1,894,819	2,512,570	224,613

Expenses:
Investment adviser fee	1,025,637	212,341	149,289
Administrative personnel and services fee	151,209	52,182	24,795
Custodian fees	29,830	11,796	7,439
Transfer and dividend disbursing agent fees and expenses	49,991	20,999	31,134
Directors'/Trustees' fees	11,151	2,092	1,118
Auditing fees	11,421	6,880	5,248
Legal fees	3,214	2,985	3,397
Portfolio accounting fees	39,587	29,486	27,410
Distribution services fee	378,069(1)	118,363(2)	58,228(3)
Shareholder services fee	18,095(5)	198(5)	4,232(5)
Share registration costs	16,278	13,074	14,002
Printing and postage	3,832	5,519	1,794
Insurance premiums	889	449	329
Miscellaneous	3,557	3,820	1,012

Total expenses	1,742,760	480,184	329,427

Waivers:
Waiver of investment adviser fee	--	(108,530)	--
Waiver of distribution services fee	--	(47,108)	--

Total waivers	--	(155,638)	--

Net expenses	1,742,760	324,546	329,427

Net investment income(operating loss)	152,059	2,188,024	(104,814)

Realized and Unrealized Gain(Loss) on Investments:
Net realized gain(loss) on investments	2,879,993	616,670	236,223
Net change in unrealized appreciation(depreciation) of investments	(3,213,588)	(1,411,086)	562,797

Net realized and unrealized gain(loss) on investments	(333,595)	(794,416)	799,020

Change in net assets resulting from operations	$(181,536)	$ 1,393,608	$ 694,206

(1) Represents distribution services fee of $323,783 and $54,286, for Class A Shares and Class B Shares, respectively, of Capital Appreciation Fund.

(2) Represents distribution services fee of $117,770 and $593, for Class A Shares and Class B Shares, respectively, of Louisiana Municipal Income Fund.

(3) Represents distribution services fee of $45,531 and $12,697, for Class A Shares and Class B Shares, respectively, of Mid-Cap Equity Fund.

(4) Represents distribution services fee of $300,797 and $2,672 for Class A Shares and Class B Shares, respectively, of Cash Reserves Fund.

(5) Represents shareholder services fee for Class B Shares.

(See Notes which are an integral part of the Financial Statements)

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund

$ --	$ --	$ --	$ --
2,051,395	2,375,254	2,892,469	2,795,873

2,051,395	2,375,254	2,892,469	2,795,873

229,059	188,218	482,700	495,541
36,194	46,259	133,444	136,881
8,181	10,456	26,614	27,257
19,341	15,515	57,888	40,184
2,261	2,862	8,152	10,470
6,139	6,441	8,864	9,824
3,652	3,930	4,092	4,460
21,268	22,542	36,257	29,359
81,807	104,566	303,469(4)	--
--	--	891(5)	--
8,315	8,719	12,460	16,633
1,534	3,136	8,077	15,153
408	439	662	743
2,973	2,677	3,979	6,851

421,132	415,760	1,087,549	793,356

(98,168)	(87,835)	--	--
--	(41,826)	(524)	--

(98,168)	(129,661)	(524)	--

322,964	286,099	1,087,025	793,356

1,728,431	2,089,155	1,805,444	2,002,517

(1,245,194)	38,672	(39,343)	--
(451,365)	6,044	--	--

(1,696,559)	44,716	(39,343)	--

$ 31,872	$ 2,133,871	$ 1,766,101	$ 2,002,517

Statements of Changes in Net Assets

Hibernia Funds

February 28, 2002(unaudited)

	Capital Appreciation Fund		Louisiana Municipal Income Fund
	Six Months Ended (unaudited) February 28, 2002	Year Ended August 31, 2001	Six Months Ended (unaudited) February 28, 2002	Year Ended August 31, 2001
Increase(Decrease) in Net Assets:
Operations:
Net investment income(operating loss)	$ 152,059	$ 115,691	$ 2,188,024	$ 4,511,628
Net realized gain(loss) on investments	2,879,993	12,472,914	616,670	(94,492)
Net change in unrealized appreciation(depreciation) on investments	(3,213,588)	(84,655,669)	(1,411,086)	4,261,976

Change in net assets resulting from operations	(181,536)	(72,067,064)	1,393,608	8,679,112

Distributions to Shareholders:
Distributions from net investment income	(237,764)(1)	--	(2,166,934)(4)	(4,485,440)
Distributions from net realized gain on investments	(12,483,069)(2)	(7,402,771)(3)	(24,765)(5)	(179,542)

Change in net assets from distributions to shareholders	(12,720,833)	(7,402,771)	(2,191,699)	(4,664,982)

Share Transactions:
Proceeds from sale of shares	18,943,623	19,501,455	5,503,637	12,775,785
Proceeds from shares issued in connection with the tax-free transfer of assets from Common Trust Funds	--	23,994,490	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	10,175,033	6,459,713	903,311	1,961,780
Cost of shares redeemed	(20,379,403)	(90,654,566)	(18,219,477)	(13,612,980)

Change in net assets from share transactions	8,739,253	(40,698,908)	(11,812,529)	1,124,585

Change in net assets	(4,163,116)	(120,168,743)	(12,610,620)	5,138,715
Net Assets:
Beginning of period	281,062,574	401,231,317	98,822,273	93,683,558

End of period	$ 276,899,458	$ 281,062,574	$ 86,211,653	98,822,273

Undistributed net investment income(Distributions in excess of net investment income) included in net assets at end of period	$ 29,985	$ 115,690	$ 9,733	$(41,326)

(1) Represents income distributions of $237,764 for Class A Shares.

(2) Represents gain distributions of $11,813,739 and $669,330 for Class A Shares and Class B Shares, respectively.

(3) Represents gain distributions of $6,994,394 and $408,377 for Class A Shares and Class B Shares, respectively.

(4) Represents income distributions of $2,163,036 and $3,898 for Class A Shares and Class B Shares, respectively.

(5) Represents gain distributions of $24,744 and $21 for Class A Shares and Class B Shares, respectively.

(6) Represents gain distributions of $229,777 and $21,377 for Class A Shares and Class B Shares, respectively.

(7) Represents gain distributions of $2,262,138 and $339,970 for Class A Shares and Class B Shares, respectively.

(See Notes which are an integral part of the Financial Statements)

Mid Cap Equity Fund		Total Return Bond Fund		U.S. Government Income Fund
Six Months Ended (unaudited) February 28, 2002	Year Ended August 31, 2001	Six Months Ended (unaudited) February 28, 2002	Year Ended August 31, 2001	Six Months Ended (unaudited) February 28, 2002	Year Ended August 31, 2001

$(104,814)	$(98,942)	$ 1,728,431	$ 4,341,378	$ 2,089,155	$ 4,815,971
236,223	1,378,728	(1,245,194)	(90,948)	38,672	(61,738)
562,797	(6,564,538)	(451,365)	4,382,520	6,044	3,962,259

694,206	(5,284,752)	31,872	8,632,950	2,133,871	8,716,492

--	--	(1,807,232)	(4,469,460)	(2,261,377)	(4,947,424)
(251,154)(6)	(2,602,108)(7)	--	--	--	--

(251,154)	(2,602,108)	(1,807,232)	(4,469,460)	(2,261,377)	(4,947,424)

6,232,790	21,334,166	6,908,201	5,828,981	6,994,071	9,874,984
--	--	--	--	--	--
244,573	2,454,646	1,162,548	2,923,475	756,415	1,619,018
(5,358,581)	(5,630,435)	(12,491,166)	(19,765,146)	(8,689,237)	(15,970,132)

1,118,782	18,158,377	(4,420,417)	(11,012,690)	(938,751)	(4,476,130)

1,561,834	10,271,517	(6,195,777)	(6,849,200)	(1,066,257)	(707,062)

40,532,800	30,261,283	71,059,639	77,908,839	85,017,432	85,724,494

$ 42,094,634	$ 40,532,800	$ 64,863,862	$ 71,059,639	$ 83,951,175	$ 85,017,432

$(103,920)	$ 894	$(588,804)	$(31,004)	$(594,345)	$ 10,681

Statements of Changes in Net Assets

Hibernia Funds

February 28, 2002(unaudited)

	Cash Reserve Fund		U.S. Treasury Money Market Fund

	Six Months Ended (unaudited) February 28, 2002	Year Ended August 31, 2001	Six Months Ended (unaudited) February 28, 2002	Year Ended August 31, 2001
Increase(Decrease) in Net Assets:
Operations:
Net investment income	$ 1,805,444	$ 10,804,746	$ 2,002,517	$ 10,733,508
Net realized gain(loss) on investments	(39,343)	--	--	--

Change in net assets resulting from operations	1,766,101	10,804,746	2,002,517	10,733,508

Distributions to Shareholders:
Distributions from net investment income	(1,805,444)(1)	(10,804,746)(2)	(2,002,517)	(10,733,508)

Share Transactions:
Proceeds from sale of shares	194,982,669	603,151,127	528,207,708	1,231,726,978
Net asset value of shares issued to shareholders in payment of distributions declared	437,053	2,694,549	426,636	2,808,437
Cost of shares redeemed	(203,454,034)	(593,681,682)	(463,864,322)	(1,222,890,980)

Change in net assets from share transactions	(8,034,312)	12,163,994	64,770,022	11,644,435

Change in net assets	(8,073,655)	12,163,994	64,770,022	11,644,435
Net Assets:
Beginning of period	244,762,913	232,598,919	210,101,646	198,457,211

End of period	$ 236,689,258	$ 244,762,913	$274,871,668	$ 210,101,646

(1) Represents income distributions of $1,802,404 and $3,040 for Class A Shares and Class B Shares, respectively

(2) Represents income distributions of $10,794,526 and $10,220 for Class A Shares and Class B Shares, respectively.

(See Notes which are an integral part of the Financial Statements)

Financial Highlights

Hibernia Funds

February 28, 2002(unaudited)

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Distributions in Excess of Net Investment Income
Capital Appreciation Fund--Class A Shares
1997	$ 17.87	0.15	6.51	6.66	(0.16)	(1.99)	--
1998	$ 22.38	0.08	1.09	1.17	(0.07)	(2.34)	--
1999	$ 21.14	0.01	7.73	7.74	(0.00)(3)	(2.79)	(0.02)(4)
2000	$ 26.07	(0.01)	4.50	4.49	--	(3.15)	--
2001	$ 27.41	0.02	(6.07)	(6.05)	--	(0.52)	--
2002(5)	$ 20.84	0.01	(0.02)	(0.01)	(0.02)	(0.92)	--
Capital Appreciation Fund--Class B Shares
1997(7)	$ 18.90	(0.01)(8)	3.48	3.47	--	--	(0.05)(4)
1998	$ 22.32	(0.06)	1.07	1.01	--	(2.34)	--
1999	$ 20.99	(0.16)	7.66	7.50	--	(2.79)	--
2000	$ 25.70	(0.18)	4.39	4.21	--	(3.15)	--
2001	$ 26.76	(0.18)	(5.87)	(6.05)	--	(0.52)	--
2002(5)	$ 20.19	(0.05)	(0.04)	(0.09)	--	(0.92)	--
Louisiana Municipal Income Fund--Class A Shares
1997	$ 10.94	0.57	0.28	0.85	(0.58)	--	--
1998	$ 11.21	0.56	0.32	0.88	(0.57)	(0.05)	(0.00)(3)(4)
1999	$ 11.47	0.54	(0.54)	0.00	(0.54)	(0.08)	--
2000	$ 10.85	0.56	0.09	0.65	(0.55)	(0.10)	--
2001	$ 10.85	0.53(8)	0.50	1.03	(0.53)	(0.02)	--
2002(5)	$ 11.33	0.26(9)	(0.07)(9)	0.19	(0.26)	(0.00)(3)	--
Louisiana Municipal Income Fund--Class B Shares
2002(10)	$ 11.36	0.15(9)	(0.11)(9)	0.04	(0.15)	(0.00)(3)	--
Mid Cap Equity Fund--Class A Shares
1998(11)	$ 10.00	(0.01)	(1.85)	(1.86)	--	--	--
1999	$ 8.14	(0.05)(8)	3.26	3.21	--	--	--
2000	$ 11.35	(0.05)	4.71	4.66	--	--	--
2001	$ 16.01	(0.03)	(2.12)	(2.15)	--	(1.29)	--
2002(5)	$ 12.57	(0.03)	0.18	0.15	--	(0.08)	--

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Amount is less than $0.01 per share.

(4) These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.

(5) Six months ended February 28, 2002(unaudited).

(6) Computed on an annualized basis.

(7) Reflects operations for the period from December 2, 1996(date of initial public offering) to August 31, 1997.

(8) Per share information presented is based on the monthly average number of shares outstanding divided by the net operating loss due to large fluctuations in the number of shares outstanding during the period.

(See Notes which are an integral part of the Financial Statements)

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return(1)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(2.15)	$ 22.38	39.56%	1.24%	0.72%	--	$ 283,040	62%
(2.41)	$ 21.14	5.12%	1.21%	0.32%	--	$ 279,778	62%
(2.81)	$ 26.07	38.35%	1.22%	0.03%	--	$ 352,876	44%
(3.15)	$ 27.41	18.55%	1.20%	(0.04)%	--	$ 380,073	8%
(0.52)	$ 20.84	(22.37)%	1.21%	0.07%	--	$ 265,817	2%
(0.94)	$ 19.89	(0.16)%	1.23%(6)	0.15%(6)	--	$ 262,301	1%

(0.05)	$ 22.32	18.40%	1.99%(6)	(0.09)%(6)	--	$ 4,635	62%
(2.34)	$ 20.99	4.36%	1.96%	(0.44)%	--	$ 10,840	62%
(2.79)	$ 25.70	37.35%	1.98%	(0.73)%	--	$ 18,435	44%
(3.15)	$ 26.76	17.65%	1.95%	(0.79)%	--	$ 21,159	8%
(0.52)	$ 20.19	(22.93)%	1.96%	(0.68)%	--	$ 15,245	2%
(0.92)	$ 19.18	(0.57)%	1.98%(6)	(0.60)%(6)	--	$ 14,598	1%

(0.58)	$ 11.21	8.31%	0.69%	5.19%	0.08%	$ 101,441	17%
(0.62)	$ 11.47	8.04%	0.66%	4.94%	0.08%	$ 98,711	24%
(0.62)	$ 10.85	(0.08)%	0.66%	4.77%	0.29%	$ 92,702	17%
(0.65)	$ 10.85	6.23%	0.67%	5.20%	0.33%	$ 93,684	12%
(0.55)	$ 11.33	9.79%	0.66%	4.83%	0.33%	$ 98,822	9%
(0.26)	$ 11.26	1.72%	0.69%(6)	4.64%(6)(9)	0.33%(6)	$ 85,681	4%

(0.15)	$ 11.25	0.37%	1.59%(6)	4.08%(6)(9)	0.24%(6)	$ 531	4%

--	$ 8.14	(18.60)%	1.89%(6)	(0.48)%(6)	0.20%(6)	$ 13,422	1%
--	$ 11.35	39.43%	1.76%	(0.44)%	0.70%	$ 18,283	55%
--	$ 16.01	41.06%	1.72%	(0.35)%	0.23%	$ 26,171	32%
(1.29)	$ 12.57	(14.05)%	1.58%	(0.21)%	0.15%	$ 36,985	20%
(0.08)	$ 12.64	1.18%	1.59%(6)	(0.46)%(6)	--	$ 38,552	5%

(9) Effective September 1, 2001, the Hibernia Louisiana Municipal Income Fund adopted the provisions of the American Institute of Certified Public Accountants(AICPA) Audit and Accounting Guide for Investment Companies and began accreting short and long term discounts on debt securities. The effect of this change for the period ended February 28, 2002 was to increase the ratio of net investment income to average net assets from 4.63% to 4.64% for class A and increase the ratio of net investment income to average net assets from 4.07% to 4.08% for class B. Net investment income per share and net realized gains per share were not effected by this change. Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(10) Reflects operations for the period from November 15, 2001(start of performance) to February 28, 2002.

(11) Reflects operations for the period from July 13, 1998(date of initial public offering) to August 31, 1998.

Financial Highlights

Hibernia Funds

February 28, 2002(unaudited)

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income(Loss)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Distributions in Excess of Net Investment Income
Mid Cap Equity Fund--Class B Shares
1998(3)	$ 10.00	(0.01)	(1.86)	(1.87)	--	--	--
1999	$ 8.13	(0.13)(5)	3.29	3.16	--	--	--
2000	$ 11.29	(0.11)	4.63	4.52	--	--	--
2001	$ 15.81	(0.11)	(2.13)	(2.24)	--	(1.29)	--
2002(6)	$ 12.28	(0.07)	0.17	0.10	--	(0.08)	--
Total Return Bond Fund
1997	$ 9.77	0.60	0.23	0.83	(0.61)	--	--
1998	$ 9.99	0.58	0.35	0.93	(0.58)	(0.07)	(0.00)(7)(8)
1999	$ 10.27	0.58	(0.57)	0.01	(0.57)	(0.03)	--
2000	$ 9.68	0.59	(0.07)	0.52	(0.58)	--	--
2001	$ 9.62	0.57	0.56	1.13	(0.59)	--	--
2002(6)	$ 10.16	0.19(9)	(0.18)(9)	0.01	(0.28)	--	--
U.S. Government Income Fund
1997	$ 9.82	0.62	0.18	0.80	(0.64)	--	--
1998	$ 9.98	0.61	0.34	0.95	(0.60)	--	--
1999	$ 10.33	0.57	(0.52)	0.05	(0.57)	--	--
2000	$ 9.81	0.58	0.03	0.61	(0.57)	--	--
2001	$ 9.85	0.59	0.46	1.05	(0.60)	--	--
2002(6)	$ 10.30	0.20(10)	0.07(10)	0.27	(0.28)	--	--
Cash Reserve Fund--Class A Shares
1997	$ 1.00	0.05	--	0.05	(0.05)	--	--
1998	$ 1.00	0.05	--	0.05	(0.05)	--	--
1999	$ 1.00	0.04	--	0.04	(0.04)	--	--
2000	$ 1.00	0.05	--	0.05	(0.05)	--	--
2001	$ 1.00	0.05	--	0.05	(0.05)	--	--
2002(6)	$ 1.00	0.01	--	0.01	(0.01)	--	--
Cash Reserve Fund--Class B Shares
1999(11)	$ 1.00	0.03	--	0.03	(0.03)	--	--
2000	$ 1.00	0.04	--	0.04	(0.04)	--	--
2001	$ 1.00	0.04	--	0.04	(0.04)	--	--
2002(6)	$ 1.00	0.00(7)	--	0.00(7)	(0.00)(7)	--	--
U.S. Treasury Money Market Fund
1997	$ 1.00	0.05	--	0.05	(0.05)	--	--
1998	$ 1.00	0.05	--	0.05	(0.05)	--	--
1999	$ 1.00	0.04	--	0.04	(0.04)	--	--
2000	$ 1.00	0.05	--	0.05	(0.05)	--	--
2001	$ 1.00	0.05	--	0.05	(0.05)	--	--
2002(6)	$ 1.00	0.01	--	0.01	(0.01)	--	--

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Reflects operations for the period from July 13, 1998(date of initial public offering) to August 31, 1998.

(4) Computed on an annualized basis.

(5) Per share information presented is based on the monthly average number of shares outstanding divided by the net operating loss due to large fluctuations in the number of shares outstanding during the period.

(6) Six months ended February 28, 2002(unaudited).

(7) Amount less than $0.01 per share.

(8) These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal income tax purposes.

(See Notes which are an integral part of the Financial Statements)

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return(1)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

--	$ 8.13	(18.70)%	2.76%(4)	(1.22)%(4)	0.17%(4)	$ 567	1%
--	$ 11.29	38.87%	2.51%	(1.21)%	0.63%	$ 1,990	55%
--	$ 15.81	40.04%	2.47%	(1.10)%	0.23%	$ 4,090	32%
(1.29)	$ 12.28	(14.86)%	2.33%	(0.94)%	0.15%	$ 3,548	20%
(0.08)	$ 12.30	0.80%	2.34%(4)	(1.21)%(4)	--	$ 3,542	5%

(0.61)	$ 9.99	8.71%	1.29%	6.00%	--	$ 71,867	65%
(0.65)	$ 10.27	9.51%	1.08%	5.66%	0.17%	$ 79,957	31%
(0.60)	$ 9.68	(0.03)%	0.99%	5.69%	0.30%	$ 79,913	20%
(0.58)	$ 9.62	5.53%	0.98%	6.04%	0.30%	$ 77,909	11%
(0.59)	$ 10.16	12.08%	0.97%	5.79%	0.30%	$ 71,060	8%
(0.28)	$ 9.89	0.07%	0.99%(4)	5.28%(4)(9)	0.30%(4)	$ 64,864	0%

(0.64)	$ 9.98	8.39%	0.88%	6.31%	0.06%	$ 59,438	72%
(0.60)	$ 10.33	9.74%	0.73%	5.98%	0.06%	$ 83,535	44%
(0.57)	$ 9.81	0.41%	0.70%	5.55%	0.27%	$ 84,242	24%
(0.57)	$ 9.85	6.47%	0.68%	5.96%	0.31%	$ 85,724	15%
(0.60)	$ 10.30	10.95%	0.68%	5.83%	0.31%	$ 85,017	27%
(0.28)	$ 10.29	2.62%	0.68%(4)	4.99%(4)(10)	0.31%(4)	$ 83,951	23%

(0.05)	$ 1.00	4.70%	0.89%	4.59%	--	$ 150,377	--
(0.05)	$ 1.00	4.82%	0.89%	4.72%	--	$ 149,219	--
(0.04)	$ 1.00	4.23%	0.92%	4.16%	--	$ 157,099	--
(0.05)	$ 1.00	5.10%	0.94%	5.03%	--	$ 232,410	--
(0.05)	$ 1.00	4.66%	0.90%	4.47%	--	$ 244,254	--
(0.01)	$ 1.00	0.74%	0.90%(4)	1.50%(4)	--	$ 235,952	--

(0.03)	$ 1.00	3.37%	1.67%(4)	3.35%(4)	--	$ 77	--
(0.04)	$ 1.00	4.31%	1.69%	4.27%	--	$ 189	--
(0.04)	$ 1.00	3.88%	1.65%	3.34%	--	$ 509	--
(0.00)(7)	$ 1.00	0.44%	1.50%(4)	0.85%(4)	0.15%(4)	$ 737	--

(0.05)	$ 1.00	4.92%	0.50%	4.81%	0.14%	$ 154,624	--
(0.05)	$ 1.00	4.89%	0.63%	4.78%	--	$ 175,133	--
(0.04)	$ 1.00	4.23%	0.63%	4.14%	--	$ 213,793	--
(0.05)	$ 1.00	5.15%	0.63%	4.99%	--	$ 198,457	--
(0.05)	$ 1.00	4.68%	0.64%	4.56%	--	$ 210,102	--
(0.01)	$ 1.00	0.81%	0.64%(4)	1.62%(4)	--	$ 274,872	--

(9) Effective September 1, 2001, the Hibernia Total Return Bond Fund adopted the provisions of the American Institute of Certified Public Accountants(AICPA) Audit and Accounting Guide for Investment Companies and began accreting short and long term discounts and amortizing premium on debt securities. The effect of this change for the period ended February 28, 2002 was to decrease net investment income per share by $0.08, decrease net unrealized and realized loss per share by $0.08 and decrease the ratio of net investment income to average net assets from 5.42% to 5.28%. Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(10) Effective September 1, 2001, the Hibernia U.S. Government Income Fund adopted the provisions of the American Institute of Certified Public Accountants(AICPA) Audit and Accounting Guide for Investment Companies and began accreting short and long term discounts and amortizing premium on debt securities. The effect of this change for the period ended February 28, 2002 was to decrease net investment income per share by $0.07, increase net realized gain per share by $0.07, and decrease the ratio of net investment income to average net assets from 5.34% to 4.99%. Per share, ratios and supplemental data for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

(11) Reflects operations for the period from September 4, 1998(date of initial public offering) to August 31, 1999.

Combined Notes to Financial Statements

Hibernia Funds
February 28, 2002(unaudited)

(1) ORGANIZATION

Hibernia Funds,(the "Trust") is registered under the Investment Company Act of 1940, as amended(the "Act"), as an open-end management investment company. The Trust consists of seven portfolios(individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

Portfolio Name	Diversification	Investment Objective
Hibernia Capital Appreciation Fund("Capital Appreciation Fund")	diversified	provide growth of capital and income.
Hibernia Louisiana Municipal Income Fund("Louisiana Municipal Income Fund")	non-diversified	provide current income which is generally exempt from federal income tax and personal income taxes imposed by the state of Louisiana.
Hibernia Mid Cap Equity Fund("Mid Cap Equity Fund")	diversified	total return.
Hibernia Total Return Bond Fund("Total Return Bond Fund")	diversified	maximize total return.
Hibernia U.S. Government Income Fund("U.S. Government Income Fund")	diversified	provide current income.
Hibernia Cash Reserve Fund("Cash Reserve Fund")	diversified	provide current income consistent with stability of principal.
Hibernia U.S. Treasury Money Market Fund("U.S. Treasury Money Market Fund")	diversified	provide current income consistent with stability of principal and liquidity.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

During the period, the Hibernia Louisiana Municipal Income Fund added Class B shares effective October 31, 2001.

On February 12, 2001, Capital Appreciation Fund acquired all of the net assets of BTC Equity Growth, BTC Equity Income and BTC American Core Equity Common Trust Funds in a tax-free reorganization as follows:

Class A Shares of the Fund Issued	Common Trust Funds Net Assets Received	Unrealized Appreciation(1)
1,020,174	$23,994,490	$14,328,813

Net Assets of the Fund Prior to Combination	Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
$339,364,964	$23,994,490	$363,359,454

(1) Unrealized appreciation is included in the Common Trust Funds net assets acquired above.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Cash Reserve Fund and U.S. Treasury Money Market Fund use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. For Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund, and U.S. Government Income Fund, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees(the ``Trustees'').

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized or accreted as required by the Internal Revenue Code, as amended(the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds offer two classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Effective September 1, 2001, the Trust has adopted the provisions of the American Institute of Certified Public Accountants(AICPA) Audit and Accounting Guide for Investment Companies. The Funds began accreting and amortizing long term discounts and premiums on debt securities. Prior to September 1, 2001, the Trust did not accrete discounts on all debt securities. The cumulative effect of this accounting change had no impact on the total net assets of these Funds, but resulted in the following adjustments based on securities held by these Funds at September 1, 2001:

Fund	Undistributed Net Investment Income	Net Realized gain(loss)	Unrealized Appreciation/ Depreciation
Louisiana Municipal Income Fund	$ 29,969	$ 0	$(29,969)
Total Return Bond Fund	(478,999)	95,467	383,532
U.S. Government Income Fund	(432,804)	191,454	241,350

The effect of this change for the six months ended February 28, 2002, was as follows:

Fund	Undistributed Net Investment Income	Net Realized gain(loss)	Unrealized Appreciation/ Depreciation
Louisiana Municipal Income Fund	$ 3,828	$(3,897)	$ 69
Total Return Bond Fund	(45,638)	28,591	17,047
U.S. Government Income Fund	(145,379)	80,770	64,609

The statement of changes in Net Assets and Financial Highlights for the prior periods have not been restated to reflect this change in presentation.

Federal Taxes--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

At August 31, 2001, Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund for federal tax purposes, had capital loss carryforwards, as noted below, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Expiration Year
Fund	2003	2004	2005	2008	2009	Total Tax Loss Carryforward
Louisiana Municipal Income Fund	$ --	$ --	$ --	$ --	$ 69,969	$ 69,969
Total Return Bond Fund	--	--	--	2,538	159,669	162,207
U.S. Government Income Fund	1,349,514	1,298,006	553,828	77,409	402,687	3,681,444

Additionally, the following Funds had capital losses attributable to security transactions incurred after October 31, 2000, which were treated as arising on September 1, 2001, the first day of each Fund's next taxable year as follows:

Fund	Capital Losses Deferred
Louisiana Municipal Income Fund	$ 24,523
Total Return Bond Fund	90,035
U.S. Government Income Fund	79,043

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest(without par value). Transactions in shares were as follows:

EQUITY AND INCOME FUNDS

	Capital Appreciation Fund
	Six Months Ended February 28, 2002		Year Ended August 31, 2001
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	912,712	$ 17,926,129	1,376,776	$ 18,380,130
Shares issued in connection with the tax-free exchange of assets from Common Trust Funds	--	--	1,020,174	23,994,490
Shares issued to shareholders in payment of distributions declared	466,797	9,512,547	245,750	6,055,274
Shares redeemed	(943,009)	(18,829,680)	(3,758,265)	(87,670,153)

Net change resulting from Class A Share transactions	436,500	$ 8,608,996	(1,115,565)	$(39,240,259)

	Capital Appreciation Fund
	Six Months Ended February 28, 2002		Year Ended August 31, 2001
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	52,658	$ 1,017,494	80,913	$ 1,121,325
Shares issued to shareholders in payment of distributions declared	33,663	662,486	16,843	404,439
Shares redeemed	(80,248)	(1,549,723)	(133,234)	(2,984,413)

Net change resulting from Class B Share transactions	6,073	$ 130,257	(35,478)	$(1,458,649)

Net change resulting from Fund Share transactions	442,573	$ 8,739,253	(1,151,043)	$(40,698,908)

	Louisiana Municipal Income Fund
	Six Months Ended February 28, 2002		Year Ended August 31, 2001
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	441,924	$ 4,975,717	1,148,808	$ 12,775,785
Shares issued to shareholders in payment of distributions declared	80,591	900,789	177,859	1,961,780
Shares redeemed	(1,633,878)	(18,218,447)	(1,241,342)	(13,612,980)

Net change resulting from Class A Share transactions	(1,111,363)	$(12,341,941)	85,325	$ 1,124,585

	Louisiana Municipal Income Fund
	Period Ended February 28, 2002(1)		Year Ended August 31, 2001
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	47,075	$ 527,920	--	--
Shares issued to shareholders in payment of distributions declared	225	2,522	--	--
Shares redeemed	(92)	(1,030)	--	--

Net change resulting from Class B Share transactions	47,208	$ 529,412	--	$ --

Net change resulting from Fund Share transactions	(1,064,155)	$(11,812,529)	85,325	$ 1,124,585

	Mid Cap Equity Fund
	Six Months Ended February 28, 2002		Year Ended August 31, 2001
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	485,445	$ 5,793,733	1,504,713	$ 20,463,732
Shares issued to shareholders in payment of distributions declared	18,240	223,260	155,686	2,115,768
Shares redeemed	(396,919)	(4,897,778)	(351,542)	(4,837,498)

Net change resulting from Class A Share transactions	106,766	$ 1,119,215	1,308,857	$ 17,742,002

	Mid Cap Equity Fund
	Six Months Ended February 28, 2002		Year Ended August 31, 2001
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	37,091	$ 439,057	64,431	$ 870,434
Shares issued to shareholders in payment of distributions declared	1,786	21,313	25,327	338,878
Shares redeemed	(39,921)	(460,803)	(59,383)	(792,937)

Net change resulting from Class B Share transactions	(1,044)	$(433)	30,375	$ 416,375

Net change resulting from Fund Share transaction	105,722	$ 1,118,782	1,339,232	$ 18,158,377

	Total Return Bond Fund
	Six Months Ended February 28, 2002		Year Ended August 31, 2001
	Shares	Dollars	Shares	Dollars
Shares sold	697,748	$ 6,908,201	588,848	$ 5,828,981
Shares issued to shareholders in payment of distributions declared	116,981	1,162,548	295,033	2,923,475
Shares redeemed	(1,251,907)	(12,491,166)	(1,981,923)	(19,765,146)

Net change resulting from Fund Share transactions	(437,178)	$(4,420,417)	(1,098,042)	$(11,012,690)

(1) Reflects operations from October 31, 2001(date of initial public offering) to February 28, 2002.

	U.S. Government Income Fund
	Six Months Ended February 28, 2002		Year Ended August 31, 2001
	Shares	Dollars	Shares	Dollars
Shares sold	678,730	$ 6,994,071	977,884	$ 9,874,984
Shares issued to shareholders in payment of distributions declared	73,594	756,415	160,337	1,619,018
Shares redeemed	(840,970)	(8,689,237)	(1,589,577)	(15,970,132)

Net change resulting from Fund Share transactions	(88,646)	$(938,751)	(451,356)	$(4,476,130)

MONEY MARKET FUNDS

	Cash Reserve Fund
	Six Months Ended February 28, 2002		Year Ended August 31, 2001
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	194,573,764	$ 194,573,764	602,531,516	$ 602,531,516
Shares issued to shareholders in payment of distributions declared	434,530	434,530	2,684,615	2,684,615
Shares redeemed	(203,271,077)	(203,271,077)	(593,372,149)	(593,372,149)

Net change resulting from Class A Share transactions	(8,262,783)	$(8,262,783)	11,843,982	$ 11,843,982

	Cash Reserve Fund
	Six Months Ended February 28, 2002		Year Ended August 31, 2001
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	408,905	$ 408,905	619,611	$ 619,611
Shares issued to shareholders in payment of distributions declared	2,523	2,523	9,934	9,934
Shares redeemed	(182,957)	(182,957)	(309,533)	(309,533)

Net change resulting from Class B Share transactions	228,471	$ 228,471	320,012	$ 320,012

Net change resulting from Fund Share transactions	(8,034,312)	$(8,034,312)	12,163,994	$ 12,163,994

	U.S. Treasury Money Market Fund
	Six Months Ended February 28, 2002		Year Ended August 31, 2001
	Shares	Dollars	Shares	Dollars
Shares sold	528,207,708	$ 528,207,708	1,231,726,987	$ 1,231,726,978
Shares issued to shareholders in payment of distributions declared	426,636	426,636	2,808,437	2,808,437
Shares redeemed	(463,864,322)	(463,864,322)	(1,222,890,980)	(1,222,890,980)

Net change resulting from Fund Share transactions	64,770,022	$ 64,770,022	11,644,444	$ 11,644,435

(4) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee--Hibernia National Bank, the Funds' investment adviser(the "Adviser") receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets as follows:

Fund	Annual Rate
Capital Appreciation Fund	0.75%
Louisiana Municipal Income Fund	0.45%
Mid Cap Equity Fund	0.75%
Total Return Bond Fund	0.70%
U.S. Government Income Fund	0.45%
Cash Reserve Fund	0.40%
U.S. Treasury Money Market Fund	0.40%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Federated Administrative Services("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the reporting period. FAS may voluntarily choose to waive a portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee--The Funds have adopted a Distribution Plan(the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Federated Securities Corp.("FSC"), the distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds, except for Class B Shares of the Capital Appreciation Fund, Class B Shares of the Louisiana Municipal Income Fund, Class B Shares of the Mid Cap Equity Fund and Class B Shares of the Cash Reserve Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse FSC. Class B Shares of the Capital Appreciation Fund, Class B Shares of the Louisiana Municipal Income Fund, Class B Shares of the Mid Cap Equity Fund and Class B Shares of the Cash Reserve Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares, annually, to reimburse FSC. For the six months ended February 28, 2002, the U.S. Treasury Money Market Fund did not incur distribution services fees.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company("FSSC"), Class B Shares of Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund and Cash Reserve Fund will pay FSSC up to 0.25% of their average daily net assets for the reporting period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses--Federated Services Company("FSERV"), through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses.

Custodian Fees--Hibernia National Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses.

Other Affiliated Parties and Transactions--Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds. As of February 28, 2002, Louisiana Municipal Income Fund owned 0.83% of outstanding shares of Federated Tax-Free Obligations Fund, Institutional Shares, which is distributed by an affiliate of the Fund's distributor.

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities(and in-kind contributions), for the six months ended February 28, 2002, were as follows:

Fund	Purchases	Sales
Capital Appreciation Fund	$ 2,747,432	$ 5,933,609
Louisiana Municipal Income Fund	3,921,861	17,222,725
Mid Cap Equity Fund	3,162,491	2,053,583
Total Return Bond Fund	0	4,854,027
U.S. Government Income Fund	3,063,210	0

Purchases and sales of long-term U.S government securities, for the six months ended February 28, 2002, were as follows:

Fund	Purchases	Sales
Total Return Bond Fund	$ 0	$ 1,038,188
U.S. Government Income Fund	15,425,078	17,230,516

(6) CONCENTRATION OF CREDIT RISK

Since Louisiana Municipal Income Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at February 28, 2002, 70.4% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported(backed) by a letter of credit from any one institution or agency did not exceed 22.9% of total investments.

HIBERNIA FUNDS

Trustees and Officers

TRUSTEES AS OF OCTOBER 24, 2001

Edward C. Gonzales

Joe N. Averett, Jr.

Robert L. diBenedetto, M.D.

Arthur Rhew Dooley, Jr.

Teri G. Fontenot

J. Gordon Reische

OFFICERS

Edward C. Gonzales
 President and Treasurer

Timothy S. Johnson
Secretary

Peter J. Germain
Assistant Secretary

George M. Polatas
Assistant Treasurer

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor of the funds

007697(4/02)